UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

	    INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2007

DATE OF REPORTING PERIOD: MARCH 31, 2007

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
BLUE CHIP FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------


           Shares    Security                                                                         Value
-----------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--99.6%
                     Consumer Discretionary--10.7%
           13,300    Best Buy Company, Inc.                                                        $647,976
           14,900    Carnival Corporation                                                           698,214
           29,700    CBS Corporation - Class "B"                                                    908,523
           18,600    Clear Channel Communications, Inc.                                             651,744
           16,971  * Comcast Corporation - Class "A"                                                440,397
           27,150  * Comcast Corporation - Special Class "A"                                        691,511
            8,400    Gap, Inc.                                                                      144,564
           20,800    H&R Block, Inc.                                                                437,632
           12,100    Hilton Hotels Corporation                                                      435,116
           49,900    Home Depot, Inc.                                                             1,833,326
            5,300  * Kohl's Corporation                                                             406,033
           32,600    Lowe's Companies, Inc.                                                       1,026,574
           32,100    McDonald's Corporation                                                       1,446,105
           53,600    News Corporation - Class "A"                                                 1,239,232
            6,000    NIKE, Inc.- Class "B"                                                          637,560
           26,200    Target Corporation                                                           1,552,612
           89,700    Time Warner, Inc.                                                            1,768,884
           19,200    TJX Companies, Inc.                                                            517,632
           14,700    Tribune Company                                                                472,017
           22,400  * Viacom, Inc. - Class "B"                                                       920,864
           48,300    Walt Disney Company                                                          1,662,969
           11,280  * Wyndham Worldwide Corporation                                                  385,212
-----------------------------------------------------------------------------------------------------------
                                                                                                 18,924,697
-----------------------------------------------------------------------------------------------------------
                     Consumer Staples--12.3%
           27,400    Altria Group, Inc.                                                           2,405,994
           25,200    Anheuser-Busch Companies, Inc.                                               1,271,592
           32,400    Avon Products, Inc.                                                          1,207,224
           50,900    Coca-Cola Company                                                            2,443,200
           15,900    Coca-Cola Enterprises, Inc.                                                    321,975
           10,000    Colgate-Palmolive Company                                                      667,900
           13,200    Costco Wholesale Corporation                                                   710,688
           32,300    CVS Corporation                                                              1,102,722
           12,100    General Mills, Inc.                                                            704,462
            9,200    Hershey Foods Corporation                                                      502,872
           19,900    Kimberly-Clark Corporation                                                   1,362,951
           19,800    Kraft Foods, Inc. - Class "A"                                                  626,868
           35,000    PepsiCo, Inc.                                                                2,224,600
           46,335    Procter & Gamble Company                                                     2,926,519
           17,200    Walgreen Company                                                               789,308
           52,900    Wal-Mart Stores, Inc.                                                        2,483,655
-----------------------------------------------------------------------------------------------------------
                                                                                                 21,752,530
-----------------------------------------------------------------------------------------------------------
                     Energy--10.5%
           12,200    BP PLC (ADR)                                                                   789,950
           50,000    Chevron Corporation                                                          3,698,000
           25,771    ConocoPhillips                                                               1,761,448
           82,500    ExxonMobil Corporation                                                       6,224,625
           27,400    Halliburton Company                                                            869,676
            5,500    Hess Corporation                                                               305,085
           29,800    Schlumberger, Ltd.                                                           2,059,180
           29,150    Spectra Energy Corporation                                                     765,771
           18,200  * Transocean, Inc.                                                             1,486,940
           10,800    Valero Energy Corporation                                                      696,492
-----------------------------------------------------------------------------------------------------------
                                                                                                 18,657,167
-----------------------------------------------------------------------------------------------------------
                     Financials--19.6%
           16,000    ACE, Ltd.                                                                      912,960
           10,100    Allstate Corporation                                                           606,606
           32,500    American Express Company                                                     1,833,000
           44,400    American International Group, Inc.                                           2,984,568
            6,500    Ameriprise Financial, Inc.                                                     371,410
           66,514    Bank of America Corporation                                                  3,393,544
           42,300    Bank of New York Company, Inc.                                               1,715,265
              250  * Berkshire Hathaway, Inc. - Class "B"                                           910,000
           15,900    Capital One Financial Corporation                                            1,199,814
           12,200    Chubb Corporation                                                              630,374
           89,500    Citigroup, Inc.                                                              4,594,930
           10,400    Fannie Mae                                                                     567,632
           14,500    Freddie Mac                                                                    862,605
           60,132    JPMorgan Chase & Company                                                     2,909,186
            7,000    Lehman Brothers Holdings, Inc.                                                 490,490
           14,500    Marsh & McLennan Companies, Inc.                                               424,705
           13,400    Mellon Financial Corporation                                                   578,076
           17,400    Merrill Lynch & Company, Inc.                                                1,421,058
           23,600    Morgan Stanley                                                               1,858,736
           15,800    Progressive Corporation                                                        344,756
            7,500    SunTrust Banks, Inc.                                                           622,800
           15,000    Travelers Companies, Inc.                                                      776,550
           20,500    U.S. Bancorp                                                                   716,885
           27,400    Wachovia Corporation                                                         1,508,370
           22,400    Washington Mutual, Inc.                                                        904,512
           45,800    Wells Fargo & Company                                                        1,576,894
-----------------------------------------------------------------------------------------------------------
                                                                                                 34,715,726
-----------------------------------------------------------------------------------------------------------
                     Health Care--12.4%
           33,500    Abbott Laboratories                                                          1,869,300
           24,200    Aetna, Inc.                                                                  1,059,718
           27,700  * Amgen, Inc.                                                                  1,547,876
           12,400    Baxter International, Inc.                                                     653,108
           34,300  * Boston Scientific Corporation                                                  498,722
           46,200    Bristol-Myers Squibb Company                                                 1,282,512
           60,800    Johnson & Johnson                                                            3,663,808
           29,300    Medtronic, Inc.                                                              1,437,458
           22,800    Merck & Company, Inc.                                                        1,007,076
           28,700    Novartis AG (ADR)                                                            1,567,881
          129,640    Pfizer, Inc.                                                                 3,274,706
           12,800  * St. Jude Medical, Inc.                                                         481,408
           13,200    Teva Pharmaceutical Industries, Ltd. (ADR)                                     494,076
            9,600  * Triad Hospitals, Inc.                                                          501,600
           29,200    UnitedHealth Group, Inc.                                                     1,546,724
           21,900    Wyeth                                                                        1,095,657
-----------------------------------------------------------------------------------------------------------
                                                                                                 21,981,630
-----------------------------------------------------------------------------------------------------------
                     Industrials--11.7%
           18,500    3M Company                                                                   1,413,955
           10,600    Boeing Company                                                                 942,446
           16,300    Caterpillar, Inc.                                                            1,092,589
           12,000    Dover Corporation                                                              585,720
           27,200    Emerson Electric Company                                                     1,172,048
          145,500    General Electric Company                                                     5,144,880
           19,700    Honeywell International, Inc.                                                  907,382
           10,600    Illinois Tool Works, Inc.                                                      546,960
            9,200    ITT Corporation                                                                554,944
           11,900    Lockheed Martin Corporation                                                  1,154,538
           24,300    Masco Corporation                                                              665,820
           12,500    Northrop Grumman Corporation                                                   927,750
           60,100    Tyco International, Ltd.                                                     1,896,155
            5,000    Union Pacific Corporation                                                      507,750
           15,300    United Parcel Service, Inc. - Class "B"                                      1,072,530
           33,700    United Technologies Corporation                                              2,190,500
-----------------------------------------------------------------------------------------------------------
                                                                                                 20,775,967
-----------------------------------------------------------------------------------------------------------
                     Information Technology--15.6%
           13,600    Accenture, Ltd. - Class "A"                                                    524,144
           12,500    Analog Devices, Inc.                                                           431,125
            5,600  * Apple, Inc.                                                                    520,296
           27,900    Applied Materials, Inc.                                                        511,128
           10,000    Automatic Data Processing, Inc.                                                484,000
           84,800  * Cisco Systems, Inc.                                                          2,164,944
           48,500  * Corning, Inc.                                                                1,102,890
           60,800  * Dell, Inc.                                                                   1,411,168
           13,500  * eBay, Inc.                                                                     447,525
          108,200  * EMC Corporation                                                              1,498,570
           33,800    First Data Corporation                                                         909,220
           31,400    Hewlett-Packard Company                                                      1,260,396
          114,800    Intel Corporation                                                            2,196,124
           22,900    International Business Machines Corporation                                  2,158,554
           13,400    Maxim Integrated Products, Inc.                                                393,960
          180,600    Microsoft Corporation                                                        5,033,322
           39,300    Motorola, Inc.                                                                 694,431
           72,800    Nokia Corporation - Class "A" (ADR)                                          1,668,576
           65,700  * Oracle Corporation                                                           1,191,141
           16,400    QUALCOMM, Inc.                                                                 699,624
            4,320  * Symantec Corporation                                                            74,736
           39,300    Texas Instruments, Inc.                                                      1,182,930
           33,800    Western Union Company                                                          741,910
           19,700  * Xerox Corporation                                                              332,733
-----------------------------------------------------------------------------------------------------------
                                                                                                 27,633,447
-----------------------------------------------------------------------------------------------------------
                     Materials--2.9%
           19,400    Alcoa, Inc.                                                                    657,660
           25,476  * Cemex SA de CV (ADR)                                                           834,339
           32,100    Dow Chemical Company                                                         1,472,106
           21,100    DuPont (E.I.) de Nemours & Company                                           1,042,973
           23,800    International Paper Company                                                    866,320
            6,700    Newmont Mining Corporation                                                     281,333
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,154,731
-----------------------------------------------------------------------------------------------------------
                     Telecommunication Services--2.9%
           53,200    AT&T, Inc.                                                                   2,097,676
           74,222    Sprint Nextel Corporation                                                    1,407,249
           44,500    Verizon Communications, Inc.                                                 1,687,440
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,192,365
-----------------------------------------------------------------------------------------------------------
                     Utilities--1.0%
           58,300    Duke Energy Corporation                                                      1,182,907
           10,300    FPL Group, Inc.                                                                630,051
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,812,958
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $120,742,764)                            99.6%                 176,601,218
Other Assets, Less Liabilities                                              .4                      623,837
-----------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                $177,225,055
===========================================================================================================


* Non-income producing

  Summary of Abbreviations:
    ADR American Depositary Receipts

  At March 31, 2007, the cost of investments for federal income tax purposes was $124,012,413. Accumulated net unrealized appreciation on investments was $52,588,805, consisting of $56,214,849 gross unrealized appreciation and $3,626,044 gross unrealized depreciation.


Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------


        Principal                                                                Interest
           Amount    Security                                                        Rate*            Value
-----------------------------------------------------------------------------------------------------------
                     CORPORATE NOTES--48.1%
             $250M   Anheuser-Busch Cos., Inc., 5/1/07  +                            5.18%         $248,880
              300M   Chevron Funding Corp., 5/3/07                                   5.21           298,565
              300M   Coca Cola Co., 5/14/07                                          5.20           298,092
              300M   General Electric Capital Corp., 4/26/07                         5.22           298,865
              300M   Hershey Foods Corp., 5/25/07  +                                 5.19           297,619
              250M   Johnson & Johnson, 6/14/07  +                                   5.18           247,295
              100M   McGraw-Hill Cos., Inc., 5/3/07                                  5.25            99,519
              227M   Merrill Lynch & Co., Inc., 6/4/07                               5.20           224,866
              250M   Minnesota Mining & Manufacturing Co., 5/29/07                   5.17           247,875
              250M   National Rural Utilities Cooperative Finance Corp., 4/10/07     5.24           249,634
              200M   Paccar Financial Corp., 4/9/07                                  5.23           199,735
              220M   Prudential Funding Corp., 4/20/07                               5.20           219,362
              298M   Wal-Mart Stores, Inc., 5/22/07  +                               5.19           295,763
-----------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $3,226,070)                                                  3,226,070
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS--25.9%
              240M   Fannie Mae, 4/11/07                                             5.17           239,620
              125M   Federal Farm Credit Bank, 12/3/07                               5.36           122,875
                     Federal Home Loan Bank:
              220M     4/9/07                                                        5.47           219,924
              100M     4/30/07                                                       5.23            99,818
              250M     5/16/07                                                       5.30           249,589
              150M     6/22/07                                                       5.15           149,606
              250M     8/13/07                                                       5.25           248,304
              125M     8/24/07                                                       5.34           124,818
              100M     10/10/07                                                      5.35           100,420
              180M     1/23/08                                                       5.31           179,926
-----------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,734,900)                               1,734,900
-----------------------------------------------------------------------------------------------------------
                     FLOATING RATE NOTES--16.7%
              100M   Advance Packaging Corp., 10/1/36 (LOC; Fifth Third Bank)        5.35           100,000
              250M   Bank of New York, 11/19/07                                      5.31           249,982
              110M   Freddie Mac, 7/6/07                                             5.23           109,980
              160M   Genesys Medsports, LLC, 1/1/27 (LOC; Fifth Third Bank)          5.35           160,000
              200M   International Business Machines Corp., 6/28/07                  5.35           200,030
              300M   Wachovia Bank, NA, 11/30/07                                     5.31           300,080
-----------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $1,120,072)                                              1,120,072
-----------------------------------------------------------------------------------------------------------
                     CERTIFICATES OF DEPOSIT--8.9%
              300M   Citibank, NA, 5/15/07                                           5.31           300,000
              300M   Marshall & Ilsley Bank, 5/10/07                                 5.30           299,986
-----------------------------------------------------------------------------------------------------------
Total Value of Certificates of Deposit (cost $599,986)                                              599,986
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $6,681,028) **                         99.6%                     6,681,028
Other Assets, Less Liabilities                                            .4                         29,987
-----------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%                    $6,711,015
===========================================================================================================


 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically;the rates shown are the rates in effect at March 31, 2007.

** Aggregate cost for federal income tax purposes is the same.

 + Security exempt from registration under Secton 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2007, the Fund held four Section 4(2) securities with an aggregate value of $1,089,557 representing 16.2% of the Fund's net assets.


Portfolio of Investments (unaudited)
DISCOVERY FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------

        Shares or
        Principal
           Amount    Security                                                                         Value
-----------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--98.3%
                     Consumer Discretionary--16.1%
           73,900    Brunswick Corporation                                                       $2,353,715
           51,200    Catalina Marketing Corporation                                               1,616,896
           75,100    Dillard's, Inc. - Class "A"                                                  2,458,023
           79,700    Jackson Hewitt Tax Service, Inc.                                             2,564,746
          141,500    Journal Communications, Inc.                                                 1,855,065
           47,100    Media General, Inc.- Class "A"                                               1,797,336
           88,900  * Payless ShoeSource, Inc.                                                     2,951,480
           92,100  * Rent-A-Center, Inc.                                                          2,576,958
           70,000  * Scholastic Corporation                                                       2,177,000
          118,000    Tempur-Pedic International, Inc.                                             3,066,820
          317,300  * Visteon Corporation                                                          2,709,742
-----------------------------------------------------------------------------------------------------------
                                                                                                 26,127,781
-----------------------------------------------------------------------------------------------------------
                     Consumer Staples--8.3%
           57,175    Church & Dwight Company, Inc.                                                2,878,761
           94,800    Flowers Foods, Inc.                                                          2,860,116
           69,200    Hormel Foods Corporation                                                     2,573,548
           60,400    Lancaster Colony Corporation                                                 2,669,076
           82,286    Tootsie Roll Industries, Inc.                                                2,466,102
-----------------------------------------------------------------------------------------------------------
                                                                                                 13,447,603
-----------------------------------------------------------------------------------------------------------
                     Energy--2.6%
          262,300  * Parker Drilling Company                                                      2,462,997
           44,400  * Whiting Petroleum Corporation                                                1,749,804
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,212,801
-----------------------------------------------------------------------------------------------------------
                     Financials--9.6%
            8,262  * Alleghany Corporation                                                        3,086,683
           90,700    Arthur J. Gallagher & Company                                                2,569,531
          119,700    FirstMerit Corporation                                                       2,526,867
           73,800    Harleysville Group, Inc.                                                     2,397,762
          176,400    Phoenix Companies, Inc.                                                      2,448,432
           58,100    Wilmington Trust Corporation                                                 2,450,077
-----------------------------------------------------------------------------------------------------------
                                                                                                 15,479,352
-----------------------------------------------------------------------------------------------------------
                     Health Care--6.1%
           44,500    Hillenbrand Industries, Inc.                                                 2,641,965
           68,400  * Lincare Holdings, Inc.                                                       2,506,860
           54,800  * Magellan Health Services, Inc.                                               2,301,600
           52,800    West Pharmaceutical Services, Inc.                                           2,451,504
-----------------------------------------------------------------------------------------------------------
                                                                                                  9,901,929
-----------------------------------------------------------------------------------------------------------
                     Industrials--22.6%
           64,500    Carlisle Companies, Inc.                                                     2,768,985
           99,200    CLARCOR, Inc.                                                                3,154,560
           75,300    Curtiss-Wright Corporation                                                   2,902,062
           85,600    Deluxe Corporation                                                           2,870,168
           58,100    HNI Corporation                                                              2,668,533
           61,700    John H. Harland Company                                                      3,160,891
           89,200  * Kansas City Southern, Inc.                                                   3,173,736
          156,000  * Labor Ready, Inc.                                                            2,962,440
          172,900    Mueller Water Products, Inc. - Class "B"                                     2,315,131
           50,600  * NCI Building Systems, Inc.                                                   2,415,644
           81,900    Pentair, Inc.                                                                2,552,004
           46,600    United Industrial Corporation                                                2,572,320
           73,900    Woodward Governor Company                                                    3,042,463
-----------------------------------------------------------------------------------------------------------
                                                                                                 36,558,937
-----------------------------------------------------------------------------------------------------------
                     Information Technology--17.3%
           87,100  * Avnet, Inc.                                                                  3,147,794
          161,100    AVX Corporation                                                              2,448,720
           78,500  * Cabot Microelectronics Corporation                                           2,630,535
           39,400    CDW Corporation                                                              2,420,342
          114,200  * Checkpoint Systems, Inc.                                                     2,701,972
          118,100  * Convergys Corporation                                                        3,000,921
           54,800    Imation Corporation                                                          2,212,824
           81,200    MoneyGram International, Inc.                                                2,254,112
           49,900  * Rogers Corporation                                                           2,213,065
          144,500  * Tyler Technologies, Inc.                                                     1,835,150
           58,050  * Varian Semiconductor Equipment Associates, Inc.                              3,098,709
-----------------------------------------------------------------------------------------------------------
                                                                                                 27,964,144
-----------------------------------------------------------------------------------------------------------
                     Materials--5.6%
           42,900    AptarGroup, Inc.                                                             2,871,297
          109,100    Commercial Metals Company                                                    3,420,285
           63,400    Eagle Materials, Inc.                                                        2,829,542
-----------------------------------------------------------------------------------------------------------
                                                                                                  9,121,124
-----------------------------------------------------------------------------------------------------------
                     Telecommunication Services--5.2%
          291,800  * Premiere Global Services, Inc.                                               3,273,996
           57,875    Telephone & Data Systems, Inc. - Special Shares                              3,235,212
           99,100    USA Mobility, Inc.                                                           1,975,063
-----------------------------------------------------------------------------------------------------------
                                                                                                  8,484,271
-----------------------------------------------------------------------------------------------------------
                     Utilities--4.9%
          140,500    CMS Energy Corporation                                                       2,500,900
          345,000  * Dynegy, Inc. - Class "A"                                                     3,194,700
           94,900    Energy East Corporation                                                      2,311,764
-----------------------------------------------------------------------------------------------------------
                                                                                                  8,007,364
-----------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $131,126,750)                                                159,305,306
-----------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--1.7%
           $2,800    Rabobank USA Financial Corp., 5.2%, 4/2/07 (cost $2,799,191)                 2,799,191
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $133,925,941)                               100.0%             162,104,497
Other Assets, Less Liabilities                                                  .0                   20,522
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%            $162,125,019
===========================================================================================================


* Non-income producing

  At March 31, 2007, the cost of investments for federal income tax purposes was $134,150,057. Accumulated net unrealized appreciation on investments was $27,954,440, consisting of $30,075,947 gross unrealized appreciation and $2,121,507 gross unrealized depreciation.


Portfolio of Investments (unaudited)
FOCUSED EQUITY FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------

        Shares or
        Principal
           Amount    Security                                                                         Value
-----------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--98.0%
                     Consumer Discretionary--6.6%
            4,585    CBS Corporation - Class "B"                                                   $140,255
            3,065    Federated Department Stores, Inc.                                              138,078
            8,790    Staples, Inc.                                                                  227,134
            6,290  * Viacom, Inc. - Class "B"                                                       258,582
-----------------------------------------------------------------------------------------------------------
                                                                                                    764,049
-----------------------------------------------------------------------------------------------------------
                     Consumer Staples--7.6%
            2,555    Altria Group, Inc.                                                             224,355
            4,700    PepsiCo, Inc.                                                                  298,732
            3,000    Procter & Gamble Company                                                       189,480
            3,585    Wal-Mart Stores, Inc.                                                          168,316
-----------------------------------------------------------------------------------------------------------
                                                                                                    880,883
-----------------------------------------------------------------------------------------------------------
                     Energy--9.0%
            5,190    ConocoPhillips                                                                 354,736
            4,085    GlobalSantaFe Corporation                                                      251,963
            7,565    Halliburton Company                                                            240,113
            3,300    Noble Energy, Inc.                                                             196,845
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,043,657
-----------------------------------------------------------------------------------------------------------
                     Financials--17.6%
            5,210    ACE, Ltd.                                                                      297,283
            7,200    Bank of America Corporation                                                    367,344
            7,255    Citigroup, Inc.                                                                372,472
            3,240    Merrill Lynch & Company, Inc.                                                  264,611
            3,130    PNC Financial Services Group, Inc.                                             225,266
            4,180    State Street Corporation                                                       270,655
            4,070    UBS AG                                                                         241,880
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,039,511
-----------------------------------------------------------------------------------------------------------
                     Health Care--15.2%
            3,130    Abbott Laboratories                                                            174,654
            1,600  * Amgen, Inc.                                                                     89,408
            4,010    Eli Lilly & Company                                                            215,377
            2,770  * Genentech, Inc.                                                                227,472
            5,675    Medtronic, Inc.                                                                278,415
           10,045    Schering-Plough Corporation                                                    256,248
            5,400    Teva Pharmaceutical Industries, Ltd. (ADR)                                     202,122
            3,880  * WellPoint, Inc.                                                                314,668
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,758,364
-----------------------------------------------------------------------------------------------------------
                     Industrials--12.9%
            2,555    Boeing Company                                                                 227,165
            2,920    Caterpillar, Inc.                                                              195,728
            1,940    Fluor Corporation                                                              174,057
            2,655    General Dynamics Corporation                                                   202,842
           10,200    General Electric Company                                                       360,672
            1,670    United Parcel Service, Inc. - Class "B"                                        117,067
            3,340    United Technologies Corporation                                                217,100
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,494,631
-----------------------------------------------------------------------------------------------------------
                     Information Technology--22.1%
            6,845    Accenture, Ltd. - Class "A"                                                    263,806
            5,480  * Adobe Systems, Inc.                                                            228,516
            8,600  * Cisco Systems, Inc.                                                            219,558
            9,655  * Corning, Inc.                                                                  219,555
           19,845  * EMC Corporation                                                                274,853
              510  * Google, Inc. - Class "A"                                                       233,662
            3,065    Hewlett-Packard Company                                                        123,029
            7,175    Maxim Integrated Products, Inc.                                                210,945
            8,620    Microsoft Corporation                                                          240,239
            9,000  * Oracle Corporation                                                             163,170
            3,735    QUALCOMM, Inc.                                                                 159,335
            1,570  * Research in Motion, Ltd.                                                       214,289
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,550,957
-----------------------------------------------------------------------------------------------------------
                     Materials--1.5%
            4,785    Companhia Vale do Rio Doce (ADR)                                               176,997
-----------------------------------------------------------------------------------------------------------
                     Telecommunication Services--1.7%
            4,800    AT&T, Inc.                                                                     189,264
-----------------------------------------------------------------------------------------------------------
                     Utilities--3.8%
            4,475    American Electric Power Company, Inc.                                          218,156
            2,500    Dominion Resources, Inc.                                                       221,925
-----------------------------------------------------------------------------------------------------------
                                                                                                    440,081
-----------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,773,255)                                                   11,338,394
-----------------------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENT--1.7%
             $198M   UBS Securities, 5.12%, dated 3/30/07, to be
                       repurchased at 198,084 on 4/2/07
                       (collateralized by U.S. Treasury Bond,
                       6.375%, 8/15/2027 valued at $205,149)
                       (cost $198,000)                                                              198,000
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $9,971,255)                            99.7%                    11,536,394
Other Assets, Less Liabilities                                            .3                         33,572
-----------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%                   $11,569,966
===========================================================================================================


*  Non-income producing

   Summary of Abbreviations:
     ADR American Depositary Receipts

   At March 31, 2007, the cost of investments for federal income tax purposes was $10,015,429. Accumulated net unrealized appreciation on investments was $1,520,965, consisting of $1,607,792 gross unrealized appreciation and $86,827 gross unrealized depreciation.


Portfolio of Investments (unaudited)
GOVERNMENT FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------


        Principal
           Amount    Security                                                                         Value
-----------------------------------------------------------------------------------------------------------
                     MORTGAGE-BACKED CERTIFICATES--78.3%
                     Fannie Mae--14.6%
             $646M     5%, 1/1/2035 - 7/1/2035                                                     $625,664
            1,122M     5.5%, 10/1/2032 - 7/1/2034                                                 1,112,969
              120M     7%, 5/1/2031                                                                 125,956
              578M     9%, 6/1/2015 - 11/1/2026                                                     625,978
              359M     11%, 10/1/2015                                                               405,102
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,895,669
-----------------------------------------------------------------------------------------------------------
                     Freddie Mac--9.4%
            1,541M     6%, 8/1/2032 - 10/1/2035                                                   1,557,083
              309M     6.5%, 7/1/2032 - 12/1/2032                                                   317,348
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,874,431
-----------------------------------------------------------------------------------------------------------
                     Government National Mortgage Association I Program--54.3%
            1,955M     5%, 3/15/2033 - 1/15/2037                                                  1,906,023
            3,714M     5.5%, 2/15/2033 - 2/15/2037                                                3,698,088
            2,550M     6%, 11/15/2032 - 5/15/2036                                                 2,587,362
              993M     6.5%, 7/15/2032 - 8/15/2036                                                1,024,621
            1,280M     7%, 1/15/2030 - 10/15/2032                                                 1,349,779
              190M     10%, 5/15/2019 - 8/15/2019                                                   215,988
-----------------------------------------------------------------------------------------------------------
                                                                                                 10,781,861
-----------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $15,676,003)                                   15,551,961
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS--10.0%
            1,000M   Federal Farm Credit Bank, 5.5%, 2015                                           992,374
            1,000M   Federal Home Loan Bank, 5%, 2012                                               990,415
-----------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,982,164)                               1,982,789
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT OBLIGATIONS--4.8%
              880M   FDA Queens LP, 6.99%, 2017 (cost $1,000,491) +                                 953,461
-----------------------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--4.8%
                     U.S. Treasury Bills:
              300M     5.05%, 4/19/07                                                               299,200
              650M     5.125%, 4/19/07                                                              648,240
-----------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations (cost $947,440)                               947,440
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $19,606,098)                                97.9%               19,435,651
Other Assets, Less Liabilities                                                2.1                   412,144
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%              $19,847,795
===========================================================================================================


+ Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2007, the Fund held one 144A security with a value of $953,461 representing 4.8% of the Fund's net assets.

  At March 31, 2007, the cost of investments for federal income tax purposes was $19,606,099. Accumulated net unrealized depreciation on investments was $170,448, consisting of $79,827 gross unrealized appreciation and $250,275 gross unrealized depreciation.


Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------
        Shares or
        Principal
           Amount    Security                                                                         Value
-----------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--99.5%
                     Consumer Discretionary--16.4%
           73,900    bebe stores, inc.                                                           $1,284,382
           55,800  * Carter's, Inc.                                                               1,413,972
           80,000    CBS Corporation - Class "B"                                                  2,447,200
           51,600    Clear Channel Communications, Inc.                                           1,808,064
           39,950  * Coldwater Creek, Inc.                                                          810,186
           66,200  * Cost Plus, Inc.                                                                662,000
           95,000    Dollar General Corporation                                                   2,009,250
           82,800  * Eddie Bauer Holdings, Inc.                                                     941,436
           86,700    Foot Locker, Inc.                                                            2,041,785
          127,000    H&R Block, Inc.                                                              2,672,080
           59,000    Home Depot, Inc.                                                             2,167,660
           18,100    J.C. Penney Company, Inc.                                                    1,487,096
           16,700    Jones Apparel Group, Inc.                                                      513,191
           13,500    Journal Register Company                                                        80,460
           38,600    Kenneth Cole Productions, Inc. - Class "A"                                     990,862
           52,000    Leggett & Platt, Inc.                                                        1,178,840
           60,500  * Lincoln Educational Services Corporation                                       859,705
           95,800  * Morgans Hotel Group Company                                                  2,012,758
           74,800    Movado Group, Inc.                                                           2,202,860
           74,500    Newell Rubbermaid, Inc.                                                      2,316,205
           74,800    Orient-Express Hotels, Ltd.                                                  4,474,536
           93,000  * Quiksilver, Inc.                                                             1,078,800
           26,500    Sherwin-Williams Company                                                     1,750,060
           32,700  * Steiner Leisure Ltd.                                                         1,470,846
           50,950  * Viacom, Inc. - Class "B"                                                     2,094,554
          165,000    Westwood One, Inc.                                                           1,133,550
           63,200  * Wyndham Worldwide Corporation                                                2,158,280
-----------------------------------------------------------------------------------------------------------
                                                                                                 44,060,618
-----------------------------------------------------------------------------------------------------------
                     Consumer Staples--7.6%
           53,100    Altria Group, Inc.                                                           4,662,711
           58,900    Avon Products, Inc.                                                          2,194,614
           23,300  * Chattem, Inc.                                                                1,373,302
           20,100    Coca-Cola Company                                                              964,800
           62,100    CVS Corporation                                                              2,120,094
          134,600    Nu Skin Enterprises, Inc. - Class "A"                                        2,223,592
           20,000    PepsiCo, Inc.                                                                1,271,200
           50,400    Procter & Gamble Company                                                     3,183,264
            2,575    Tootsie Roll Industries, Inc.                                                   77,173
           39,600    Wal-Mart Stores, Inc.                                                        1,859,220
           20,400    WD-40 Company                                                                  646,884
-----------------------------------------------------------------------------------------------------------
                                                                                                 20,576,854
-----------------------------------------------------------------------------------------------------------
                     Energy--7.0%
            1,000  * Cal Dive International, Inc.                                                    12,210
           17,400    Chesapeake Energy Corporation                                                  537,312
           49,000    ConocoPhillips                                                               3,349,150
           39,700    ExxonMobil Corporation                                                       2,995,365
           10,000    GlobalSantaFe Corporation                                                      616,800
            6,800  * Houston Exploration Company                                                    366,860
           10,000  * National-Oilwell Varco, Inc.                                                   777,900
           27,000    Noble Corporation                                                            2,124,360
           25,000  * North American Energy Partners, Inc.                                           527,250
           42,800    Sasol, Ltd. (ADR)                                                            1,414,540
           20,000    Schlumberger, Ltd.                                                           1,382,000
           50,000    Suncor Energy, Inc.                                                          3,817,500
           23,500  * Swift Energy Company                                                           981,595
-----------------------------------------------------------------------------------------------------------
                                                                                                 18,902,842
-----------------------------------------------------------------------------------------------------------
                     Financials--15.0%
           17,500    American Express Company                                                       987,000
           32,774    American International Group, Inc.                                           2,203,068
           43,100    Astoria Financial Corporation                                                1,146,029
           55,000    Bank of America Corporation                                                  2,806,100
           50,500    Brookline Bancorp, Inc.                                                        639,835
           18,700    Capital One Financial Corporation                                            1,411,102
           60,000    Citigroup, Inc.                                                              3,080,400
           67,400    Colonial BancGroup, Inc.                                                     1,668,150
           45,600  * First Mercury Financial Corporation                                            937,080
           13,000  * Flagstone Reinsurance Holdings, Ltd.                                           175,240
           14,400    Hartford Financial Services Group, Inc.                                      1,376,352
           60,000    JPMorgan Chase & Company                                                     2,902,800
           21,500    Lehman Brothers Holdings, Inc.                                               1,506,505
           25,600    Merrill Lynch & Company, Inc.                                                2,090,752
           24,800    Morgan Stanley                                                               1,953,248
           63,300  * NASDAQ Stock Market, Inc.                                                    1,861,653
           89,800    NewAlliance Bancshares, Inc.                                                 1,455,658
           43,300    South Financial Group, Inc.                                                  1,070,376
           60,000    Sovereign Bancorp, Inc.                                                      1,526,400
           21,500    SunTrust Banks, Inc.                                                         1,785,360
           40,000    U.S. Bancorp                                                                 1,398,800
           46,700    U.S.B. Holding Company, Inc.                                                 1,059,623
           34,000    Wachovia Corporation                                                         1,871,700
           35,000    Washington Mutual, Inc.                                                      1,413,300
           10,000    Webster Financial Corporation                                                  480,100
           46,400    Wells Fargo & Company                                                        1,597,552
-----------------------------------------------------------------------------------------------------------
                                                                                                 40,404,183
-----------------------------------------------------------------------------------------------------------
                     Health Care--10.8%
           53,900    Abbott Laboratories                                                          3,007,620
           39,300  * Amgen, Inc.                                                                  2,196,084
            7,600    Baxter International, Inc.                                                     400,292
           36,200    Biomet, Inc.                                                                 1,538,138
           33,700  * Boston Scientific Corporation                                                  489,998
           51,300    Johnson & Johnson                                                            3,091,338
           16,800  * Laboratory Corporation of America Holdings                                   1,220,184
           50,900    Medtronic, Inc.                                                              2,497,154
           27,000    Merck & Company, Inc.                                                        1,192,590
          141,500    Pfizer, Inc.                                                                 3,574,290
           53,700    Sanofi-Aventis (ADR)                                                         2,336,487
           42,400  * St. Jude Medical, Inc.                                                       1,594,664
           26,900  * Triad Hospitals, Inc.                                                        1,405,525
           18,500    UnitedHealth Group, Inc.                                                       979,945
           11,700  * Waters Corporation                                                             678,600
           57,500    Wyeth                                                                        2,876,725
-----------------------------------------------------------------------------------------------------------
                                                                                                 29,079,634
-----------------------------------------------------------------------------------------------------------
                     Industrials--19.3%
           52,700    3M Company                                                                   4,027,861
            6,000    Aegean Marine Petroleum Network, Inc.                                          101,040
           28,500    Alexander & Baldwin, Inc.                                                    1,437,540
           83,600  * Altra Holdings, Inc.                                                         1,146,156
           30,300  * Armstrong World Industries, Inc.                                             1,540,755
           17,100  * Avis Budget Group, Inc.                                                        467,172
           71,100    Barnes Group, Inc.                                                           1,636,011
           25,000  * BE Aerospace, Inc.                                                             792,500
           29,000    Boeing Company                                                               2,578,390
           30,300    Burlington Northern Santa Fe Corporation                                     2,437,029
           33,100    Caterpillar, Inc.                                                            2,218,693
           67,700  * Gardner Denver, Inc.                                                         2,359,345
          130,000    General Electric Company                                                     4,596,800
           20,300  * Genlyte Group, Inc.                                                          1,432,165
           41,600    Harsco Corporation                                                           1,866,176
           25,000    Honeywell International, Inc.                                                1,151,500
           13,700    Hubbell, Inc. - Class "B"                                                      660,888
           40,500    Illinois Tool Works, Inc.                                                    2,089,800
           81,500    Knoll, Inc.                                                                  1,942,145
           20,700    Lockheed Martin Corporation                                                  2,008,314
           16,500  * Mobile Mini, Inc.                                                              441,870
           61,700  * Navigant Consulting, Inc.                                                    1,219,192
           30,300    Northrop Grumman Corporation                                                 2,248,866
           50,900  * PGT, Inc.                                                                      610,800
           34,500    Precision Castparts Corporation                                              3,589,725
           16,900    Steelcase, Inc. - Class "A"                                                    336,141
           55,500    TAL International Group, Inc.                                                1,332,000
           65,700    Tyco International, Ltd.                                                     2,072,835
           57,400    United Technologies Corporation                                              3,731,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 52,072,709
-----------------------------------------------------------------------------------------------------------
                     Information Technology--16.4%
           60,700  * Arris Group, Inc.                                                              854,656
           10,000  * CACI International, Inc.                                                       468,600
          133,800  * Cisco Systems, Inc.                                                          3,415,914
           50,000  * Corning, Inc.                                                                1,137,000
           75,186  * Electronics for Imaging, Inc.                                                1,763,112
          136,500  * EMC Corporation                                                              1,890,525
           40,000    First Data Corporation                                                       1,076,000
            1,100  * Glu Mobile, Inc.                                                                11,000
            3,000  * Google, Inc. - Class "A"                                                     1,374,480
           49,000    Harris Corporation                                                           2,496,550
           55,600    Hewlett-Packard Company                                                      2,231,784
           61,900    Intel Corporation                                                            1,184,147
           39,000    International Business Machines Corporation                                  3,676,140
           10,600  * International Rectifier Corporation                                            405,026
           10,000  * MEMC Electronic Materials, Inc.                                                605,800
          147,200    Microsoft Corporation                                                        4,102,464
           92,700    Motorola, Inc.                                                               1,638,009
           65,800  * NCI, Inc. - Class "A"                                                          970,550
          121,500  * Openwave Systems, Inc.                                                         990,225
           93,986  * Parametric Technology Corporation                                            1,794,193
           45,500    QUALCOMM, Inc.                                                               1,941,030
          134,800  * Silicon Image, Inc.                                                          1,099,968
          127,600  * Smart Modular Technologies (WWH), Inc.                                       1,632,004
           77,500  * Symantec Corporation                                                         1,340,750
          130,000  * TIBCO Software, Inc.                                                         1,107,600
           47,600  * Varian Semiconductor Equipment Associates, Inc.                              2,540,888
           40,200    Western Union Company                                                          882,390
           59,500    Xilinx, Inc.                                                                 1,530,935
-----------------------------------------------------------------------------------------------------------
                                                                                                 44,161,740
-----------------------------------------------------------------------------------------------------------
                     Materials--5.9%
          101,100    Celanese Corporation                                                         3,117,924
           35,400    Dow Chemical Company                                                         1,623,444
           26,500    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                             1,754,035
           42,200    Lubrizol Corporation                                                         2,174,566
           14,800    PPG Industries, Inc.                                                         1,040,588
           21,600    Praxair, Inc.                                                                1,359,936
           65,000    RPM International, Inc.                                                      1,501,500
           16,700    Scotts Miracle-Gro Company                                                     735,301
           45,100    Temple-Inland, Inc.                                                          2,694,274
-----------------------------------------------------------------------------------------------------------
                                                                                                 16,001,568
-----------------------------------------------------------------------------------------------------------
                     Telecommunication Services--.8%
           56,400    AT&T, Inc.                                                                   2,223,852
-----------------------------------------------------------------------------------------------------------
                     Utilities--.3%
           25,000    Atmos Energy Corporation                                                       782,000
-----------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $228,068,823)                                                268,266,000
-----------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--.7%
           $1,800M   Prudential Funding Corp., 5.22%, 4/17/07 (cost $1,795,562)                   1,795,562
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $229,864,385)                                     100.2%       270,061,562
Excess of Liabilities Over Other Assets                                              (.2)          (469,732)
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%      $269,591,830
===========================================================================================================


* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts

  At March 31, 2007, the cost of investments for federal income tax purposes was $230,203,106. Accumulated net unrealized appreciation on investments was $39,858,456, consisting of $46,058,183 gross unrealized appreciation and $6,199,727 gross unrealized depreciation.


Portfolio of Investments (unaudited)
HIGH YIELD FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------

         Principal
            Amount
         or Shares   Security                                                                         Value
-----------------------------------------------------------------------------------------------------------
                     CORPORATE BONDS--86.5%
                     Aerospace/Defense--3.1%
             $550M   Alliant Techsystems, Inc., 6.75%, 2016                                        $552,750
              600M   DRS Technologies, Inc., 6.875%, 2013                                           609,000
              374M   Dyncorp International, LLC, 9.5%, 2013                                         400,180
              190M   GenCorp, Inc., 9.5%, 2013                                                      203,300
              400M   L-3 Communications Corp., 7.625%, 2012                                         414,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,179,230
-----------------------------------------------------------------------------------------------------------
                     Automotive--5.6%
              200M   Accuride Corp., 8.5%, 2015                                                     202,500
                     Asbury Automotive Group, Inc.:
              600M     8%, 2014                                                                     616,500
              175M     7.625%, 2017  +                                                              176,312
              500M   Avis Budget Car Rental, LLC, 7.75%, 2016  +                                    511,250
              750M   Cooper Standard Automotive, Inc., 8.375%, 2014                                 631,875
              375M   Dana Corp., 9%, 2011  ++                                                       286,875
              300M   Delco Remy International, Inc., 11%, 2009                                       73,500
              750M   Tenneco Automotive, Inc., 8.625%, 2014                                         785,625
              200M   United Auto Group, Inc., 7.75%, 2016  +                                        203,000
              400M   United Components, Inc., 9.375%, 2013                                          416,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,903,437
-----------------------------------------------------------------------------------------------------------
                     Chemicals--6.4%
              235M   BCP Crystal US Holdings Corp., 9.625%, 2014                                    267,546
              350M   Equistar Chemicals LP, 10.625%, 2011                                           371,000
               50M   Huntsman International, LLC, 7.375%, 2015  +                                    51,000
                     Huntsman, LLC:
              183M     11.625%, 2010                                                                199,241
              319M     11.5%, 2012                                                                  358,078
              700M   Innophos, Inc., 8.875%, 2014                                                   728,000
              425M   Millennium America, Inc., 9.25%, 2008                                          443,063
              400M   Nell AF S.a.r.l., 8.375%, 2015  +                                              419,000
              550M   Newmarket Corp., 7.125%, 2016  +                                               550,000
              100M   Omnova Solutions, Inc., 11.25%, 2010                                           106,750
              500M   Terra Capital, Inc., 7%, 2017  +                                               500,000
              450M   Tronox Worldwide, LLC, 9.5%, 2012                                              479,250
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,472,928
-----------------------------------------------------------------------------------------------------------
                     Consumer Non-Durables--3.0%
              200M   Broder Brothers Co., 11.25%, 2010                                              205,000
              500M   GFSI, Inc., 11.5%, 2011  +  ***                                                497,500
                     Levi Strauss & Co.:
              500M     10.11%, 2012  ***                                                            510,000
              400M     9.75%, 2015                                                                  441,000
              300M   Playtex Products, Inc., 9.375%, 2011                                           311,625
              100M   Remington Arms Co., 10.5%, 2011                                                 97,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,062,125
-----------------------------------------------------------------------------------------------------------
                     Energy--13.7%
              600M   Basic Energy Services, Inc., 7.125%, 2016                                      588,000
              700M   Bluewater Finance, Ltd., 10.25%, 2012                                          733,250
              100M   Calfrac Holdings, 7.75%, 2015  +                                                97,500
                     Chesapeake Energy Corp.:
              200M     7.5%, 2014                                                                   210,500
            1,000M     6.625%, 2016                                                               1,012,500
              500M   Compagnie Generale de Geophysique, 7.5%, 2015                                  517,500
              500M   Complete Production Services, Inc., 8%, 2016  +                                515,000
              250M   Delta Petroleum Corp., 7%, 2015                                                226,250
            1,000M   El Paso Production Holding Co., 7.75%, 2013                                  1,050,000
              200M   Energy Partners, Ltd., 8.75%, 2010                                             211,000
                     Giant Industries, Inc.:
              650M     11%, 2012                                                                    692,250
              450M     8%, 2014                                                                     488,250
              150M   Hilcorp Energy I, LP, 9%, 2016  +                                              159,750
              400M   Pacific Energy Partners LP, 7.125%, 2014                                       418,180
              750M   POGO Producing Co., 6.875%, 2017                                               735,000
              400M   Stallion Oilfield Services, Ltd., 9.75%, 2015  +                               409,000
              300M   Stewart & Stevenson, LLC, 10%, 2014  +                                         315,750
                     Stone Energy Corp.:
              600M     8.11%, 2010  +  ***                                                          603,000
              100M     6.75%, 2014                                                                   94,000
              400M   Tesoro Corp., 6.25%, 2012                                                      407,500
-----------------------------------------------------------------------------------------------------------
                                                                                                  9,484,180
-----------------------------------------------------------------------------------------------------------
                     Financial--1.0%
              500M   General Motors Acceptance Corp., 6.75%, 2014                                   492,270
-----------------------------------------------------------------------------------------------------------
                     Financial Services--1.0%
              884M   Targeted Returns Index Securities Trust, 7.548%, 2016  +                       900,305
-----------------------------------------------------------------------------------------------------------
                     Food/Beverage/Tobacco--1.0%
                     Land O'Lakes, Inc.:
              200M     9%, 2010                                                                     213,000
               33M     8.75%, 2011                                                                   34,526
              200M   Pierre Foods, Inc., 9.875%, 2012                                               208,000
              250M   Southern States Cooperative, Inc., 10.5%, 2010  +                              266,250
-----------------------------------------------------------------------------------------------------------
                                                                                                    721,776
-----------------------------------------------------------------------------------------------------------
                     Food/Drug--1.1%
              750M   Ingles Markets, Inc., 8.875%, 2011                                             783,750
-----------------------------------------------------------------------------------------------------------
                     Forest Products/Containers--1.8%
              250M   Jefferson Smurfit Corp., 8.25%, 2012                                           251,250
              250M   Packaging Dynamics Finance Corp., 10%, 2016  +                                 258,750
              370M   Tekni-Plex, Inc., 8.75%, 2013  +                                               371,850
              375M   Verso Paper Holdings, LLC, 9.11%, 2014  +  ***                                 386,250
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,268,100
-----------------------------------------------------------------------------------------------------------
                     Gaming/Leisure--6.3%
              500M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                 526,250
              250M   Herbst Gaming, Inc., 8.125%, 2012                                              253,750
              500M   Isle of Capri Casinos, Inc., 7%, 2014                                          492,500
              600M   Mandalay Resort Group, 6.375%, 2011                                            606,000
              800M   MGM Mirage, Inc., 6.625%, 2015                                                 772,000
              500M   Park Place Entertainment Corp., 7%, 2013                                       531,911
            1,000M   Speedway Motorsports, Inc., 6.75%, 2013                                        997,500
              200M   Wimar Opco, LLC, (Tropicana Entertainment), 9.625%, 2014  +                    201,750
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,381,661
-----------------------------------------------------------------------------------------------------------
                     Health Care--7.4%
              100M   Advanced Medical Optics, Inc., 7.5%, 2017  +                                   101,250
              260M   Alliance Imaging, Inc., 7.25%, 2012                                            256,100
              500M   Cooper Companies, Inc., 7.125%, 2015  +                                        510,000
              500M   DaVita, Inc., 7.25%, 2015                                                      508,125
              400M   Fisher Scientific International, Inc., 6.125%, 2015                            401,485
              600M   Genesis Health Ventures, Inc., 9.75%, 2008  ++  **                                 375
                     HCA, Inc.:
              500M     6.95%, 2012                                                                  483,750
              200M     6.75%, 2013                                                                  185,000
              140M   MedQuest, Inc., 11.875%, 2012                                                  128,100
            1,000M   Omnicare, Inc., 6.875%, 2015                                                 1,013,750
              100M   Res-Care, Inc., 7.75%, 2013                                                    102,500
                     Tenet Healthcare Corp.:
              600M     6.375%, 2011                                                                 564,000
              250M     9.25%, 2015                                                                  248,750
              600M   Triad Hospitals, Inc., 7%, 2013                                                629,250
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,132,435
-----------------------------------------------------------------------------------------------------------
                     Housing--3.5%
              500M   Beazer Homes USA, Inc., 6.875%, 2015                                           448,750
              700M   Builders FirstSource, Inc., 9.61%, 2012  ***                                   714,000
              100M   NTK Holdings, Inc., 0%--10.75%, 2014  #                                         73,000
              500M   Ply Gem Industries, Inc., 9%, 2012                                             436,250
                     William Lyon Homes, Inc.:
              500M     7.625%, 2012                                                                 447,500
              300M     10.75%, 2013                                                                 291,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,410,500
-----------------------------------------------------------------------------------------------------------
                     Information Technology--2.8%
              100M   Belden CDT, Inc., 7%, 2017  +                                                  102,502
              350M   Exodus Communications, Inc., 10.75%, 2009  ++  **                                  219
                     Freescale Semiconductor, Inc.:
              600M     9.125%, 2014  +                                                              598,500
              100M     10.125%, 2016  +                                                             100,750
            1,000M   Iron Mountain, Inc., 8.25%, 2011                                             1,000,010
              150M   Sanmina - SCI Corp., 8.125%, 2016                                              141,750
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,943,731
-----------------------------------------------------------------------------------------------------------
                     Investment/Finance Companies--.8%
              500M   LaBranche & Co., Inc., 11%, 2012                                               547,500
-----------------------------------------------------------------------------------------------------------
                     Manufacturing--.3%
              200M   Case New Holland, Inc., 7.125%, 2014                                           209,000
-----------------------------------------------------------------------------------------------------------
                     Media-Broadcasting--3.6%
            1,250M   Block Communications, Inc., 8.25%, 2015  +                                   1,275,000
               50M   Nexstar Finance, Inc., 7%, 2014                                                 48,250
              350M   Sinclair Broadcasting Group, Inc., 8%, 2012                                    364,000
                     Young Broadcasting Inc.:
              340M     10%, 2011                                                                    336,600
              500M     8.75%, 2014                                                                  468,750
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,492,600
-----------------------------------------------------------------------------------------------------------
                     Media-Cable TV--7.9%
              900M   Adelphia Communications STUBS Escrow Bond, 10.25%, 2011                        315,000
              715M   Atlantic Broadband Finance, LLC, 9.375%, 2014                                  734,662
              400M   Cablevision Systems Corp., 8%, 2012                                            408,000
                     Charter Communications Holdings, LLC:
            1,500M     10%, 2009                                                                  1,524,375
              250M     0%--11.75%, 2011  #                                                          252,812
              250M   CSC Holdings, Inc., 8.125%, 2009                                               260,000
            1,000M   Echostar DBS Corp., 6.375%, 2011                                             1,008,750
            1,000M   Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                            1,005,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,508,599
-----------------------------------------------------------------------------------------------------------
                     Media-Diversified--3.6%
              500M   Cenveo, Inc., 7.875%, 2013                                                     492,500
              600M   Idearc, Inc., 8%, 2016  +                                                      620,250
                     MediaNews Group, Inc.:
              300M     6.875%, 2013                                                                 274,500
              200M     6.375%, 2014                                                                 176,500
                     Six Flags, Inc.:
              350M     8.875%, 2010                                                                 354,375
              150M     9.625%, 2014                                                                 141,750
              400M   Universal City Development Partners, Ltd., 11.75%, 2010                        425,500
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,485,375
-----------------------------------------------------------------------------------------------------------
                     Metals/Mining--1.0%
              200M   Metals USA, Inc., 11.125%, 2015                                                223,000
              450M   Russell Metals, Inc., 6.375%, 2014                                             433,125
-----------------------------------------------------------------------------------------------------------
                                                                                                    656,125
-----------------------------------------------------------------------------------------------------------
                     Retail-General Merchandise--4.0%
            1,000M   Gregg Appliances, Inc., 9%, 2013                                             1,055,000
                     GSC Holdings Corp.:
              200M     9.235%, 2011  ***                                                            207,500
              200M     8%, 2012                                                                     213,000
              700M   Neiman Marcus Group, Inc., 10.375%, 2015                                       784,000
              500M   Yankee Acquisition Corp., 9.75%, 2017  +                                       508,750
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,768,250
-----------------------------------------------------------------------------------------------------------
                     Services--5.6%
                     Allied Waste NA, Inc.:
              200M     7.875%, 2013                                                                 208,500
              700M     7.375%, 2014                                                                 714,000
              600M     6.875%, 2017                                                                 604,500
              250M   Ashtead Capital, Inc., 9%, 2016  +                                             267,500
              220M   Hydrochem Industrial Services, Inc., 9.25%, 2013  +                            226,600
                     United Rentals, Inc.:
              300M     6.5%, 2012                                                                   300,750
              500M     7%, 2014                                                                     501,250
            1,000M   Waste Services, Inc., 9.5%, 2014                                             1,052,500
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,875,600
-----------------------------------------------------------------------------------------------------------
                     Telecommunications--.0%
              950M   E. Spire Communications, Inc., 13%, 2010  ++  **                                    95
-----------------------------------------------------------------------------------------------------------
                     Wireless Communications--2.0%
              800M   Nextel Communications, Inc., 5.95%, 2014                                       788,151
              600M   Rogers Wireless, Inc., 6.375%, 2014                                            618,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,406,151
-----------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $61,118,212)                                                60,085,723
-----------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--2.1%
                     Food/Drug--.4%
            6,400    Ingles Markets, Inc.                                                           261,376
-----------------------------------------------------------------------------------------------------------
                     Media-Broadcasting--.6%
           12,000    Clear Channel Communications, Inc.                                             420,480
-----------------------------------------------------------------------------------------------------------
                     Media-Cable TV--.8%
          898,613    Adelphia Recovery Trust                                                         62,903
           13,612    Time Warner Cable, Inc. - Class "A"                                            510,042
-----------------------------------------------------------------------------------------------------------
                                                                                                    572,945
-----------------------------------------------------------------------------------------------------------
                     Media-Diversified--.3%
            1,000    MediaNews Group, Inc. - Class "A"  **                                          225,000
-----------------------------------------------------------------------------------------------------------
                     Telecommunications--.0%
              690    Viatel Holding (Bermuda), Ltd.  **                                                   3
            4,399    World Access, Inc.                                                                   4
-----------------------------------------------------------------------------------------------------------
                                                                                                          7
-----------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $1,139,478)                                                    1,479,808
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT OBLIGATIONS--1.5%
           $1,000M   U.S. Treasury Notes, 6.125%, 2007 (cost $1,092,969)                          1,004,219
-----------------------------------------------------------------------------------------------------------
                     PREFERRED STOCKS--.6%
                     Manufacturing
              481    Day International Group, Inc., 12.25%, 2010, PIK (cost $448,304)               412,843
-----------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--7.3%
           $1,100M   ChevronTexaco Funding Corp., 5.21%, 4/4/07                                   1,099,362
              700M   General Electric Capital Corp., 5.23%, 4/4/07                                  699,593
            2,600M   Prudential Funding Corp., 5.24%, 4/25/07                                     2,590,518
              650M   Toyota Motor Credit Corp., 5.23%, 4/17/07                                      648,394
-----------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $5,037,867)                                       5,037,867
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $68,836,830)                                       98.0%        68,020,460
Other Assets, Less Liabilities                                                       2.0          1,416,171
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%       $69,436,631
===========================================================================================================


   * Non-income producing

  ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31, 2007, the Fund held five securities that were fair valued by the Valuation Committee with an aggregate value of $225,692 representing .3% of the Fund's net assets.

 *** Interest Rates on adjustable rate bonds are determined and reset periodically by the indentures. The interest rates above are the rates in effect on March 31, 2007

   + Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At March 31, 2007, the Fund held thirty 144A securities with an aggregate value of $11,704,319 representing 16.9% of the Fund's net assets.

  ++ In default as to principal and/or interest payment

   # Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated date)

     At March 31, 2007, the cost of investments for federal income tax purposes was $68,836,830. Accumulated net unrealized depreciation on investments was $816,370, consisting of $2,183,494 gross unrealized appreciation and $2,999,864 gross unrealized depreciation.


Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------

          Shares,
         Warrants
       or Options    Security                                                                         Value
-----------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--93.5%
                     United Kingdom--24.8%
          228,707    British American Tobacco PLC                                                $7,127,889
          192,597    Diageo PLC                                                                   3,888,960
           93,410    Imperial Tobacco Group PLC                                                   4,168,044
          141,500    Northern Rock PLC                                                            3,177,748
           58,448    Reckitt Benckiser PLC                                                        3,033,312
          112,100    Rolls-Royce Group PLC                                                        1,086,700
           83,235    Royal Bank of Scotland Group PLC                                             3,238,957
          852,182    Tesco PLC                                                                    7,425,358
-----------------------------------------------------------------------------------------------------------
                                                                                                 33,146,968
-----------------------------------------------------------------------------------------------------------
                     Switzerland--13.1%
           45,379    Kuehne & Nagel International AG - Registered                                 3,715,294
              397    Lindt & Spruengli AG                                                         1,036,727
            9,375    Nestle SA - Registered                                                       3,634,272
            3,500    Novartis AG - Registered                                                       199,828
           71,500    Novartis AG (ADR)                                                            3,906,045
           28,260    Roche Holding AG - Genusscheine                                              4,976,982
-----------------------------------------------------------------------------------------------------------
                                                                                                 17,469,148
-----------------------------------------------------------------------------------------------------------
                     Spain--7.7%
          266,129    Banco Bilbao Vizcaya Argentaria SA                                           6,511,256
           86,092    Enagas                                                                       2,216,391
           34,461    Red Electrica de Espana                                                      1,617,932
-----------------------------------------------------------------------------------------------------------
                                                                                                 10,345,579
-----------------------------------------------------------------------------------------------------------
                     Australia--7.2%
          153,697    Aristocrat Leisure, Ltd.                                                     2,036,297
          112,597    Australia & New Zealand Banking Group, Ltd.                                  2,701,564
          136,659    Westfield Group                                                              2,270,934
          120,000    Woolworths, Ltd.                                                             2,635,861
-----------------------------------------------------------------------------------------------------------
                                                                                                  9,644,656
-----------------------------------------------------------------------------------------------------------
                     Japan--6.5%
           33,900    Daito Trust Construction Company, Ltd.                                       1,593,436
           98,500    Millea Holdings, Inc.                                                        3,637,180
           54,700    Toyota Motor Corporation                                                     3,497,650
-----------------------------------------------------------------------------------------------------------
                                                                                                  8,728,266
-----------------------------------------------------------------------------------------------------------
                     Ireland--6.4%
           56,333    Allied Irish Banks PLC                                                       1,664,727
          324,328    Anglo Irish Bank Corporation PLC                                             6,907,669
-----------------------------------------------------------------------------------------------------------
                                                                                                  8,572,396
-----------------------------------------------------------------------------------------------------------
                     Mexico--5.5%
          291,910    America Movil SAB de CV - Series L                                             698,527
           74,600    America Movil SAB de CV (ADR) - Series "L"                                   3,565,134
          596,200    Grupo Modelo SA de CV - Series "C"                                           3,061,809
-----------------------------------------------------------------------------------------------------------
                                                                                                  7,325,470
-----------------------------------------------------------------------------------------------------------
                     Belgium--4.2%
            9,022    Colruyt SA                                                                   2,057,371
           50,380    InBev NV                                                                     3,624,774
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,682,145
-----------------------------------------------------------------------------------------------------------
                     India--3.0%
           61,900    HDFC Bank, Ltd. (ADR)                                                        3,989,455
-----------------------------------------------------------------------------------------------------------
                     France--2.6%
           40,982    M6 Metropole Television                                                      1,495,849
           28,749    Total SA                                                                     2,007,222
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,503,071
-----------------------------------------------------------------------------------------------------------
                     Norway--2.5%
           48,300    Orkla ASA                                                                    3,390,598
-----------------------------------------------------------------------------------------------------------
                     Brazil--2.5%
           47,900    Banco Itau Holding Financeira SA (ADR)                                       1,667,878
           83,100    Souza Cruz SA                                                                1,685,557
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,353,435
-----------------------------------------------------------------------------------------------------------
                     South Korea--2.1%
           21,905    KT&G Corporation                                                             1,432,232
           35,464    S1 Corporation                                                               1,425,196
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,857,428
-----------------------------------------------------------------------------------------------------------
                     Netherlands--2.0%
           59,843    TNT NV                                                                       2,734,729
-----------------------------------------------------------------------------------------------------------
                     South Africa--1.9%
          104,121    Remgro, Ltd.                                                                 2,598,539
-----------------------------------------------------------------------------------------------------------
                     Taiwan--1.3%
          158,200    Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)                       1,700,650
-----------------------------------------------------------------------------------------------------------
                     Singapore--.2%
            9,600    Jardine Matheson Holdings, Ltd.                                                202,560
-----------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $100,039,908)                                                125,245,093
-----------------------------------------------------------------------------------------------------------
                     WARRANTS--4.6%
                     India
          231,600  * Bharti Tele-Ventures, Ltd.  (expiring 5/31/10)  +                            4,070,370
            4,665  * HDFC Bank, Ltd.  (expiring 6/28/10)  +                                         102,406
           58,000  * Housing Development Finance Corp. (expiring 5/25/09)  +                      2,028,782
-----------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,075,870)                                                         6,201,558
-----------------------------------------------------------------------------------------------------------
                     OPTIONS--.4%
                     Switzerland
              107  * Novartis AG - Registered (exercise price 50 CHF, expiring 12/18/09)            190,370
               52  * Roche Holding AG - Genusscheine (exercise price 160 CHF, expiring 12/18/09)    277,975
-----------------------------------------------------------------------------------------------------------
Total Value of Options (cost $476,453)                                                              468,345
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $105,592,231)                                      98.5%       131,914,996
Other Assets, Less Liabilities                                                       1.5          2,008,393
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%      $133,923,389
===========================================================================================================


* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts

+ Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31, 2007, the Fund held three securities that were fair valued by the Valuation Committee with an aggregate value of $6,201,558 representing 4.6% of the Fund's net assets.

  At March 31, 2007, the cost of investments for federal income tax purposes was $105,604,878. Accumulated net unrealized appreciation on investments was $26,310,118, consisting of $26,764,374 gross unrealized appreciation and $454,256 gross unrealized depreciation.



Portfolio of Investments
INTERNATIONAL FUND
March 31, 2007


Sector diversification of the portfolio was as follows:
-----------------------------------------------------------------------------------------------------------
                                                                                  Percentage
Sector                                                                         of Net Assets          Value
-----------------------------------------------------------------------------------------------------------
Banks......................................................................             22.4%   $29,961,660
Food, Beverage & Tobacco...................................................             22.1     29,660,264
Food & Staples Retailing...................................................              9.1     12,118,590
Pharmaceuticals, Biotechnology & Life Sciences.............................              7.1      9,551,200
Telecommunication Services.................................................              6.2      8,334,031
Transportation.............................................................              4.8      6,450,023
Diversified Financials.....................................................              3.6      4,829,881
Capital Goods..............................................................              3.3      4,477,298
Utilities..................................................................              2.9      3,834,323
Insurance..................................................................              2.7      3,637,180
Automobiles & Components...................................................              2.6      3,497,650
Household & Personal Products..............................................              2.3      3,033,312
Real Estate................................................................              1.7      2,270,934
Consumer Services..........................................................              1.5      2,036,297
Energy.....................................................................              1.5      2,007,222
Semiconductors & Semiconductor Equipment...................................              1.3      1,700,650
Consumer Durables & Apparel................................................              1.2      1,593,436
Media......................................................................              1.1      1,495,849
Commercial Services & Supply...............................................              1.1      1,425,196
-----------------------------------------------------------------------------------------------------------
Total Value of Investments                                                              98.5    131,914,996
Other Assets, Less Liabilities                                                           1.5      2,008,393
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%  $133,923,389
===========================================================================================================



Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------


         Principal
            Amount   Security                                                                         Value
-----------------------------------------------------------------------------------------------------------
                     CORPORATE BONDS--78.0%
                     Aerospace/Defense--2.1%
             $300M   Boeing Co., 7.25%, 2025                                                       $356,194
                     Honeywell International, Inc.:
              100M     7.5%, 2010                                                                   106,681
              125M     6.125%, 2011                                                                 130,448
              100M   Precision Castparts Corp., 5.6%, 2013                                          100,668
              100M   TRW, Inc., 7.125%, 2009                                                        102,789
-----------------------------------------------------------------------------------------------------------
                                                                                                    796,780
-----------------------------------------------------------------------------------------------------------
                     Automotive--.8%
              300M   Daimler Chrysler NA Holdings Corp., 5.75%, 2009                                303,770
-----------------------------------------------------------------------------------------------------------
                     Chemicals--3.7%
              300M   Air Products & Chemicals, Inc., 4.125%, 2010                                   290,251
              300M   Cabot Corp., 5.25%, 2013  +                                                    294,252
              500M   DuPont (E.I.) de Nemours & Co., 5.6%, 2036                                     478,039
              300M   Praxair, Inc., 5.375%, 2016                                                    301,100
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,363,642
-----------------------------------------------------------------------------------------------------------
                     Consumer Durables--.9%
              350M   Black & Decker Corp., 5.75%, 2016                                              351,643
-----------------------------------------------------------------------------------------------------------
                     Consumer Non-Durables--1.8%
              200M   Colgate-Palmolive Co., 5.98%, 2012                                             208,237
              300M   Newell Rubbermaid, Inc., 6.75%, 2012                                           316,901
              150M   Procter & Gamble Co., 4.85%, 2015                                              145,923
-----------------------------------------------------------------------------------------------------------
                                                                                                    671,061
-----------------------------------------------------------------------------------------------------------
                     Energy--3.7%
              300M   Anadarko Petroleum Corp., 5.95%, 2016                                          301,170
              150M   Kinder Morgan Finance Co., 5.35%, 2011                                         147,917
              300M   Nexen, Inc., 5.05%, 2013                                                       291,837
              300M   Northern Border Pipeline Co., 7.1%, 2011                                       319,390
              325M   Phillips Petroleum Co., 7.125%, 2028                                           334,224
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,394,538
-----------------------------------------------------------------------------------------------------------
                     Financials--7.0%
              125M   American General Finance Corp., 8.125%, 2009                                   133,455
              100M   Caterpillar Financial Services Corp., 4.6%, 2014                                95,791
                     ERAC USA Finance Enterprise Co.:
              100M     7.35%, 2008  +                                                               101,838
              355M     8%, 2011  +                                                                  388,045
              252M   Ford Motor Credit Co., 9.75%, 2010  +                                          265,635
                     General Electric Capital Corp.:
              144M     8.5%, 2008                                                                   149,524
              400M     5.45%, 2013                                                                  405,642
              375M   General Motors Acceptance Corp., 7.75%, 2010                                   385,148
              175M   Health Care Property Investors, Inc., 6%, 2017                                 175,898
              200M   Household Finance Corp., 6.5%, 2008                                            203,994
              300M   International Lease Finance Corp., 5.625%, 2013                                306,196
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,611,166
-----------------------------------------------------------------------------------------------------------
                     Financial Services--14.0%
              300M   Bank of America Corp., 7.4%, 2011                                              323,512
              300M   Citigroup, Inc., 6%, 2033                                                      299,390
              300M   Endurance Specialty Holdings, Ltd., 7%, 2034                                   304,068
              250M   First Union National Bank, 7.8%, 2010                                          269,162
              300M   Fleet Capital Trust II, 7.92%, 2026                                            311,979
               90M   Gatx Financial Corp., 5.5%, 2012                                                90,268
              300M   Goldman Sachs Group, Inc., 6.45%, 2036                                         305,745
              300M   Hibernia Corp., 5.35%, 2014                                                    292,990
              360M   Independence Community Bank Corp., 4.9%, 2010                                  356,111
              300M   JPMorgan Chase & Co., 5.25%, 2015                                              297,556
              300M   Lehman Brothers Holdings, Inc., 5.75%, 2011                                    306,224
              375M   MetLife, Inc., 6.4%, 2036                                                      367,344
              100M   National City Bank of Pennsylvania, 7.25%, 2011                                108,461
              350M   Nationsbank Corp., 7.8%, 2016                                                  408,620
              384M   Republic NY Corp., 7.75%, 2009                                                 403,040
              400M   Royal Bank of Scotland Group PLC, 5%, 2014                                     391,196
              400M   Washington Mutual, Inc., 5.95%, 2013                                           408,737
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,244,403
-----------------------------------------------------------------------------------------------------------
                     Food/Beverage/Tobacco--4.2%
              440M   Altria Group, Inc., 7%, 2013                                                   478,465
              190M   Bottling Group, LLC , 5%, 2013                                                 187,334
              350M   Bunge Limited Finance Corp., 5.875%, 2013                                      349,461
              150M   ConAgra Foods, Inc., 6.75%, 2011                                               158,602
              200M   Pepsi Bottling Group, Inc., 7%, 2029                                           226,708
              175M   UST, Inc., 7.25%, 2009                                                         182,178
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,582,748
-----------------------------------------------------------------------------------------------------------
                     Food/Drug--2.0%
              200M   Delhaize America, Inc., 8.125%, 2011                                           219,766
              300M   Kroger Co., 6.75%, 2012                                                        317,830
              200M   Safeway, Inc., 6.5%, 2011                                                      207,972
-----------------------------------------------------------------------------------------------------------
                                                                                                    745,568
-----------------------------------------------------------------------------------------------------------
                     Forest Products/Containers--.8%
              275M   Sappi Papier Holding AG, 6.75%, 2012  +                                        277,655
-----------------------------------------------------------------------------------------------------------
                     Gaming/Leisure--2.5%
              175M   Hilton Hotels Corp., 7.2%, 2009                                                182,875
              300M   International Speedway Corp., 4.2%, 2009                                       293,319
              125M   MGM Mirage, Inc., 8.5%, 2010                                                   134,219
              300M   Starwood Hotels and Resorts Worldwide, Inc., 7.375%, 2007                      300,237
-----------------------------------------------------------------------------------------------------------
                                                                                                    910,650
-----------------------------------------------------------------------------------------------------------
                     Health Care--3.7%
              300M   Abbott Laboratories, 5.875%, 2016                                              310,895
              100M   Baxter International, Inc., 5.9%, 2016                                         103,384
              200M   Becton, Dickinson & Co., 7.15%, 2009                                           209,463
              350M   Fisher Scientific International, Inc., 6.75%, 2014                             359,888
              200M   Tenet Healthcare Corp., 6.375%, 2011                                           188,000
              200M   Wyeth, 6.95%, 2011                                                             212,820
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,384,450
-----------------------------------------------------------------------------------------------------------
                     Housing--.7%
              250M   D.R. Horton, Inc., 8%, 2009                                                    259,387
-----------------------------------------------------------------------------------------------------------
                     Information Technology--2.7%
              405M   International Business Machines Corp., 7%, 2025                                462,548
              300M   Oracle Corp., 5.25%, 2016                                                      296,345
              250M   Xerox Corp., 6.875%, 2011                                                      264,355
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,023,248
-----------------------------------------------------------------------------------------------------------
                     Manufacturing--4.3%
              250M   Briggs & Stratton Corp., 8.875%, 2011                                          274,063
              300M   Caterpillar, Inc., 6.05%, 2036                                                 307,278
              300M   Crane Co., 6.55%, 2036                                                         300,169
              123M   Hanson Australia Funding, Ltd., 5.25%, 2013                                    120,813
              100M   Hanson PLC, 7.875%, 2010                                                       108,237
              125M   Ingersoll-Rand Co., 9%, 2021                                                   161,814
                     United Technologies Corp.:
              100M     6.5%, 2009                                                                   103,136
              200M     7.125%, 2010                                                                 213,262
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,588,772
-----------------------------------------------------------------------------------------------------------
                     Media-Broadcasting--2.3%
              250M   Comcast Cable Communications, Inc., 7.125%, 2013                               271,268
              300M   Cox Communications, Inc., 4.625%, 2013                                         287,399
              300M   PanAmSat Corp., 6.375%, 2008                                                   301,875
-----------------------------------------------------------------------------------------------------------
                                                                                                    860,542
-----------------------------------------------------------------------------------------------------------
                     Media-Diversified--2.8%
              225M   AOL Time Warner, Inc., 6.875%, 2012                                            240,021
              200M   News America, Inc., 5.3%, 2014                                                 198,678
                     Viacom, Inc.:
              200M     5.75%, 2011                                                                  202,927
               75M     8.875%, 2014                                                                  86,372
              300M   Walt Disney Co., 5.7%, 2011                                                    307,223
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,035,221
-----------------------------------------------------------------------------------------------------------
                     Metals/Mining--1.2%
              200M   Alcoa, Inc., 6%, 2012                                                          205,868
              250M   Vale Overseas, Ltd., 6.25%, 2017                                               255,990
-----------------------------------------------------------------------------------------------------------
                                                                                                    461,858
-----------------------------------------------------------------------------------------------------------
                     Real Estate Investment Trusts--2.9%
              142M   Archstone-Smith Trust, 7.9%, 2016                                              160,861
              270M   AvalonBay Communities, Inc., 7.5%, 2010                                        290,579
              185M   Duke Weeks Realty Corp., 7.75%, 2009                                           196,419
              400M   Mack-Cali Realty LP, 7.75%, 2011                                               432,745
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,080,604
-----------------------------------------------------------------------------------------------------------
                     Retail - General Merchandise--.3%
              100M   Lowe's Cos., Inc., 8.25%, 2010                                                 109,323
-----------------------------------------------------------------------------------------------------------
                     Telecommunications--4.4%
              300M   Deutsche Telekom AG, 8%, 2010                                                  325,435
              250M   GTE Corp., 6.84%, 2018                                                         271,068
              300M   SBC Communications, Inc., 6.25%, 2011                                          311,706
              250M   Sprint Capital Corp., 6.375%, 2009                                             255,483
              200M   Verizon New York, Inc., 6.875%, 2012                                           211,291
              250M   Vodafone AirTouch PLC, 7.75%, 2010                                             267,018
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,642,001
-----------------------------------------------------------------------------------------------------------
                     Transportation--3.0%
              300M   Burlington Northern Santa Fe Corp., 4.3%, 2013                                 282,683
              300M   Canadian National Railway Co., 6.25%, 2034                                     310,559
              100M   FedEx Corp., 5.5%, 2009                                                        100,819
              100M   Norfolk Southern Corp., 7.7%, 2017                                             111,645
              300M   Union Pacific Corp., 7.375%, 2009                                              316,861
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,122,567
-----------------------------------------------------------------------------------------------------------
                     Utilities--5.1%
              150M   Carolina Power & Light, Inc., 5.15%, 2015                                      147,543
              250M   Dominion Resources, Inc., 5%, 2013                                             244,280
              400M   Entergy Gulf States, Inc., 5.25%, 2015                                         382,054
              250M   Florida Power & Light Co., 5.85%, 2033                                         253,454
               75M   Jersey Central Power & Light Co., 5.625%, 2016                                  75,526
              100M   OGE Energy Corp., 5%, 2014                                                      95,629
              250M   PP&L Capital Funding, Inc., 8.375%, 2007                                       251,364
              305M   Public Service Electric & Gas Co., 6.75%, 2016                                 333,914
              100M   South Carolina Electric & Gas Co., 6.7%, 2011                                  105,438
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,889,202
-----------------------------------------------------------------------------------------------------------
                     Waste Management--1.1%
              100M   Allied Waste NA, Inc., 5.75%, 2011                                              98,000
              300M   Waste Management, Inc., 6.875%, 2009                                           309,522
-----------------------------------------------------------------------------------------------------------
                                                                                                    407,522
-----------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $29,313,983)                                                29,118,321
-----------------------------------------------------------------------------------------------------------
                     MORTGAGE-BACKED CERTIFICATES--6.5%
                     Fannie Mae:
              914M     5%, 12/1/2036                                                                883,170
              598M     5%, 1/1/2037                                                                 577,608
              990M     5.5%, 1/1/2037                                                               979,826
-----------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $2,441,536)                                     2,440,604
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT OBLIGATIONS--6.0%
              282M   FDA Queens LP, 6.99%, 2017  +                                                  305,107
                     U.S. Treasury Notes:
              800M     4.875%, 2009                                                                 803,406
              275M     4.625%, 2011                                                                 275,999
              200M     4.625%, 2016                                                                 199,477
              340M     4.875%, 2016                                                                 345,498
              300M     5.125%, 2016                                                                 310,277
-----------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $2,236,014)                                      2,239,764
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS--4.7%
                     Fannie Mae:
              600M     5.5%, 2008                                                                   600,137
              375M     5.25%, 2010                                                                  374,644
              400M     6%, 2016                                                                     400,962
              375M   Federal Home Loan Bank, 5.815%, 2013                                           376,890
-----------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,749,911)                               1,752,633
-----------------------------------------------------------------------------------------------------------
                     PASS THROUGH CERTIFICATES--1.2%
                     Transportation
               61M   American Airlines, Inc., 7.377%, 2019                                           60,473
              164M   Continental Airlines, Inc., 8.388%, 2020                                       171,822
              202M   FedEx Corp., 7.5%, 2018                                                        225,083
-----------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $454,232)                                            457,378
-----------------------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--1.1%
              400M   Fannie Mae, 5.13%, 4/30/07 (cost $398,289)                                     398,289
-----------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--.5%
              200M   Prudential Funding Corp., 5.24%, 4/25/07 (cost $199,271)                       199,271
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $36,793,236)                                       98.0%        36,606,260
Other Assets, Less Liabilities                                                       2.0            737,705
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%       $37,343,965
===========================================================================================================


+ Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At March 31, 2007, the Fund held six 144A securities with an aggregate value of $1,632,532 representing 4.4% of the Fund's net assets.

  At March 31, 2007, the cost of investments for federal income tax purposes was $36,793,235. Accumulated net unrealized depreciation on investments was $186,975, consisting of $363,685 gross unrealized appreciation and $550,660 gross unrealized depreciation.


Portfolio of Investments (unaudited)
TARGET MATURITY 2007 FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------


         Principal                                                               Effective
            Amount   Security                                                        Yield+           Value
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--67.3%
                     Agency For International Development - Israel:
             $913M     8/15/2007                                                     5.00%         $896,214
              750M     11/15/2007                                                    5.01           727,184
            3,304M   Government Trust Certificate - Israel Trust,11/15/2007          5.03         3,202,990
              586M   International Bank for Reconstruction &
                       Development, 8/15/2007                                        5.32           574,538
            4,316M   Resolution Funding Corporation, 10/15/2007                      4.86         4,205,282
            1,800M   Tennessee Valley Authority, 11/1/2007                           5.08         1,747,809
-----------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $11,239,710)                 11,354,017
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--32.9%
            5,710M   U.S. Treasury Strips, 11/15/2007 (cost $5,473,975)              4.83         5,542,320
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $16,713,685)                      100.2%                        16,896,337
Excess of Liabilities Over Other Assets                              (.2)                           (36,713)
-----------------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%                       $16,859,624
===========================================================================================================


+ The effective yields shown for the zero coupon obligations are the effective yields at March 31, 2007.

  At March 31, 2007, the cost of investments for federal income tax purposes was $16,735,350. Accumulated net unrealized appreciation on investments was $160,987, consisting entirely of unrealized appreciation.


Portfolio of Investments (unaudited)
TARGET MATURITY 2010 FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------


         Principal                                                              Effective
            Amount   Security                                                       Yield+            Value
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--60.8%
                     Agency For International Development - Israel:
           $1,303M     8/15/2010                                                     4.65%       $1,115,869
              495M     9/15/2010                                                     4.65           422,283
                     Fannie Mae:
            1,260M     8/7/2010                                                      4.76         1,076,132
              700M     10/8/2010                                                     4.76           593,055
              200M     11/15/2010                                                    4.76           168,654
            1,100M   Freddie Mac, 9/15/2010                                          4.75           935,161
              200M   Government Trust Certificate - Israel Trust, 11/15/2010         4.70           169,031
            1,700M   Government Trust Certificate - Turkey Trust, 11/15/2010         4.70         1,436,760
            1,600M   Resolution Funding Corporation, 1/15/2011                       4.49         1,351,974
            1,250M   Tennessee Valley Authority, 11/1/2010                           4.73         1,057,192
-----------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $7,749,777)                   8,326,111
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--39.4%
            6,335M   U.S. Treasury Strips, 11/15/2010 (cost $5,012,226)              4.46         5,398,288
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $12,762,003)                      100.2%                        13,724,399
Excess of Liabilities Over Other Assets                              (.2)                           (20,601)
-----------------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%                       $13,703,798
===========================================================================================================


+ The effective yields shown for the zero coupon obligations are the effective yields at March 31, 2007.

  At March 31, 2007, the cost of investments for federal income tax purposes was $12,762,531. Accumulated net unrealized appreciation on investments was $961,868, consisting entirely of unrealized appreciation.


Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------


         Principal                                                              Effective
            Amount   Security                                                       Yield+            Value
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--51.6%
                     Agency For International Development - Israel:
             $698M     9/15/2015                                                     4.87%         $464,481
              300M     11/1/2015                                                     4.89           198,150
            2,784M     11/15/2015                                                    4.89         1,834,656
              300M     3/15/2016                                                     4.90           194,417
                     Fannie Mae:
              243M     8/12/2015                                                     4.97           161,198
              600M     9/23/2015                                                     5.04           393,539
            4,643M     11/15/2015                                                    5.00         3,033,411
              650M   Federal Judiciary Office Building, 2/15/2015                    4.87           445,110
                     Freddie Mac:
              550M     3/15/2015                                                     4.95           372,604
            1,760M     9/15/2015                                                     4.97         1,162,276
              625M     1/15/2016                                                     4.99           405,331
              210M   Government Trust Certificate - Turkey Trust, 5/15/2015          4.94           141,285
              200M   International Bank for Reconstruction &
                       Development, 2/15/2015                                        5.18           133,736
                     Resolution Funding Corporation:
            3,177M     10/15/2015                                                    4.79         2,120,841
              320M     1/15/2016                                                     4.80           210,832
            2,000M   Tennessee Valley Authority, 11/1/2015                           4.99         1,310,446
-----------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $12,000,544)                 12,582,313
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--47.5%
           17,275M   U.S. Treasury Strips, 11/15/2015 (cost $11,041,862)             4.70        11,574,838
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $23,042,406)                      99.1%                         24,157,151
Other Assets, Less Liabilities                                       .9                             228,593
-----------------------------------------------------------------------------------------------------------
Net Assets                                                        100.0%                        $24,385,744
===========================================================================================================


+ The effective yields shown for the zero coupon obligations are the effective yields at March 31, 2007.

  At March 31, 2007, the cost of investments for federal income tax purposes was $23,056,172. Accumulated net unrealized appreciation on investments was $1,100,979, consisting of $1,137,284 gross unrealized appreciation and $36,305 gross unrealized depreciation.


Portfolio of Investments (unaudited)
VALUE FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------

        Shares or
        Principal
           Amount    Security                                                                         Value
-----------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--95.3%
                     Consumer Discretionary--17.5%
            2,500    Autoliv, Inc.                                                                 $142,775
           15,200    Bob Evans Farms, Inc.                                                          561,640
           11,100    Carnival Corporation                                                           520,146
            8,700    CBS Corporation - Class "B"                                                    266,133
           23,500    Clear Channel Communications, Inc.                                             823,440
           41,700    Dollar General Corporation                                                     881,955
           25,900    Family Dollar Stores, Inc.                                                     767,158
            4,900    Gannett Company, Inc.                                                          275,821
           10,900    Genuine Parts Company                                                          534,100
           13,900    H&R Block, Inc.                                                                292,456
            4,625  * Hanesbrands, Inc.                                                              135,929
            9,900    Haverty Furniture Companies, Inc.                                              138,600
           19,400    Home Depot, Inc.                                                               712,756
            6,100    J.C. Penney Company, Inc.                                                      501,176
           13,100    Jones Apparel Group, Inc.                                                      402,563
           13,600    Kenneth Cole Productions, Inc. - Class "A"                                     349,112
           22,100    Lee Enterprises, Inc.                                                          664,105
           26,600    Leggett & Platt, Inc.                                                          603,022
            6,900    Liz Claiborne, Inc.                                                            295,665
            3,800    Magna International, Inc. - Class "A"                                          285,418
           24,800    McDonald's Corporation                                                       1,117,240
           25,700    Modine Manufacturing Company                                                   588,530
           22,300    New York Times Company - Class "A"                                             524,273
           11,000    Newell Rubbermaid, Inc.                                                        341,990
           19,400    OSI Restaurant Partners, Inc.                                                  766,300
           24,800    Pearson PLC (ADR)                                                              424,576
           26,900    Talbots, Inc.                                                                  635,378
           13,500    Tiffany & Company                                                              613,980
           34,500    Time Warner, Inc.                                                              680,340
           19,200    Tribune Company                                                                616,512
           30,800    Walt Disney Company                                                          1,060,444
            7,880  * Wyndham Worldwide Corporation                                                  269,102
-----------------------------------------------------------------------------------------------------------
                                                                                                 16,792,635
-----------------------------------------------------------------------------------------------------------
                     Consumer Staples--10.6%
           20,200    Anheuser-Busch Companies, Inc.                                               1,019,292
           18,600    Avon Products, Inc.                                                            693,036
           20,100    Coca-Cola Company                                                              964,800
           15,400    ConAgra Foods, Inc.                                                            383,614
            8,295    Del Monte Foods Company                                                         95,227
           11,200    Diageo PLC (ADR)                                                               906,640
            7,900    Estee Lauder Companies, Inc. - Class "A"                                       385,915
            3,200    Fomento Economico Mexicano SA de CV (ADR)                                      353,248
           13,900    H.J. Heinz Company                                                             654,968
           10,600    Kimberly-Clark Corporation                                                     725,994
           30,300    Kraft Foods, Inc. - Class "A"                                                  959,298
            4,600    Pepsi Bottling Group, Inc.                                                     146,694
           13,600    Ruddick Corporation                                                            409,088
           37,000    Sara Lee Corporation                                                           626,040
           14,200    Tasty Baking Company                                                           123,966
           27,300    Topps Company, Inc.                                                            265,356
            9,000    UST, Inc.                                                                      521,820
           19,500    Wal-Mart Stores, Inc.                                                          915,525
-----------------------------------------------------------------------------------------------------------
                                                                                                 10,150,521
-----------------------------------------------------------------------------------------------------------
                     Energy--7.2%
           12,900    Anadarko Petroleum Corporation                                                 554,442
           10,700    BP PLC (ADR)                                                                   692,825
           15,312    Chevron Corporation                                                          1,132,476
           12,800    ConocoPhillips                                                                 874,880
            8,900    Diamond Offshore Drilling, Inc.                                                720,455
            1,900    Hess Corporation                                                               105,393
           11,700    Marathon Oil Corporation                                                     1,156,311
           12,700    Royal Dutch Shell PLC - Class "A" (ADR)                                        842,010
           13,900    Tidewater, Inc.                                                                814,262
-----------------------------------------------------------------------------------------------------------
                                                                                                  6,893,054
-----------------------------------------------------------------------------------------------------------
                     Financials--24.3%
           10,300    A.G. Edwards, Inc.                                                             712,554
            4,400    ACE, Ltd.                                                                      251,064
            4,100    Allstate Corporation                                                           246,246
            4,600    American International Group, Inc.                                             309,212
           24,800    Amvescap PLC (ADR)                                                             548,080
           15,200    Aon Corporation                                                                576,992
           24,700    Aspen Insurance Holdings, Ltd.                                                 647,387
            9,900    Assured Guaranty, Ltd.                                                         270,468
           35,800    Bank Mutual Corporation                                                        407,046
           21,655    Bank of America Corporation                                                  1,104,838
           25,200    Bank of New York Company, Inc.                                               1,021,860
           22,975    Brookfield Asset Management, Inc. - Class "A"                                1,200,673
           20,500    Brookline Bancorp, Inc.                                                        259,735
            6,094    Capital One Financial Corporation                                              459,853
            9,622    Chubb Corporation                                                              497,169
           12,422    Cincinnati Financial Corporation                                               526,693
           17,900    Citigroup, Inc.                                                                918,986
            9,900    Comerica, Inc.                                                                 585,288
           34,100    Eagle Hospitality Properties Trust, Inc. (REIT)                                380,215
           10,100    Erie Indemnity Company - Class "A"                                             532,977
            5,200    FBL Financial Group, Inc. - Class "A"                                          203,476
           21,700    Hudson City Bancorp, Inc.                                                      296,856
            6,000    IPC Holdings, Ltd.                                                             173,100
           22,900    JPMorgan Chase & Company                                                     1,107,902
           13,300    KeyCorp                                                                        498,351
           10,632    Lincoln National Corporation                                                   720,743
           10,100    Merrill Lynch & Company, Inc.                                                  824,867
           12,900    Morgan Stanley                                                               1,016,004
           29,800    NewAlliance Bancshares, Inc.                                                   483,058
            7,700    One Liberty Properties, Inc. (REIT)                                            175,637
           13,800    Plum Creek Timber Company, Inc. (REIT)                                         543,996
            7,500    PMI Group, Inc.                                                                339,150
            7,800    PNC Financial Services Group, Inc.                                             561,366
           17,600    Progressive Corporation                                                        384,032
           12,000    Protective Life Corporation                                                    528,480
           25,328    Regions Financial Corporation                                                  895,851
            4,700    St. Joe Company                                                                245,857
            9,582    State Street Corporation                                                       620,435
            8,600    SunTrust Banks, Inc.                                                           714,144
            7,503    TD Banknorth, Inc.                                                             241,296
           14,000    Waddell & Reed Financial, Inc. - Class "A"                                     326,480
            2,000    Washington Mutual, Inc.                                                         80,760
           20,300    Wells Fargo & Company                                                          698,929
            9,400    Westfield Financial, Inc.                                                      100,768
-----------------------------------------------------------------------------------------------------------
                                                                                                 23,238,874
-----------------------------------------------------------------------------------------------------------
                     Health Care--5.1%
           17,700    Abbott Laboratories                                                            987,660
           10,300    Biomet, Inc.                                                                   437,647
           11,600    GlaxoSmithKline PLC (ADR)                                                      641,016
           16,700    Johnson & Johnson                                                            1,006,342
            7,500    Novartis AG (ADR)                                                              409,725
           35,400    Pfizer, Inc.                                                                   894,204
           20,500    Schering-Plough Corporation                                                    522,955
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,899,549
-----------------------------------------------------------------------------------------------------------
                     Industrials--8.6%
            6,000    3M Company                                                                     458,580
            8,200    Adesa, Inc.                                                                    226,566
              900    Alexander & Baldwin, Inc.                                                       45,396
            7,200    Avery Dennison Corporation                                                     462,672
            2,940  * Avis Budget Group, Inc.                                                         80,321
           13,100    Dover Corporation                                                              639,411
           17,800    Federal Signal Corporation                                                     276,256
           10,200    General Dynamics Corporation                                                   779,280
           18,500    Honeywell International, Inc.                                                  852,110
            4,200    Hubbell, Inc.                                                                  202,608
            5,000    Illinois Tool Works, Inc.                                                      258,000
            2,000    Lawson Products, Inc.                                                           75,760
           18,300    Masco Corporation                                                              501,420
            9,500    Norfolk Southern Corporation                                                   480,700
            5,700    Pall Corporation                                                               216,600
           13,800    Pitney Bowes, Inc.                                                             626,382
            3,200    SPX Corporation                                                                224,640
           24,500    Tyco International, Ltd.                                                       772,975
            6,600    United Parcel Service, Inc. - Class "B"                                        462,660
           31,400    Werner Enterprises, Inc.                                                       570,538
-----------------------------------------------------------------------------------------------------------
                                                                                                  8,212,875
-----------------------------------------------------------------------------------------------------------
                     Information Technology--5.3%
           25,600  * Agile Software Corporation                                                     177,920
           12,000    Automatic Data Processing, Inc.                                                580,800
           11,200    AVX Corporation                                                                170,240
            7,600    Bel Fuse, Inc. - Class "B"                                                     294,196
           18,400    Hewlett-Packard Company                                                        738,576
           16,000    Intel Corporation                                                              306,080
            2,800    International Business Machines Corporation                                    263,928
           44,300    Methode Electronics, Inc. - Class "A"                                          654,311
           26,500    Microsoft Corporation                                                          738,555
           15,400    Motorola, Inc.                                                                 272,118
           23,100    Nokia Corporation - Class "A" (ADR)                                            529,452
           18,300  * Planar Systems, Inc.                                                           158,661
            8,000    Texas Instruments, Inc.                                                        240,800
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,125,637
-----------------------------------------------------------------------------------------------------------
                     Materials--7.6%
            9,000    Air Products & Chemicals, Inc.                                                 665,010
           11,600    Albemarle Corporation                                                          479,544
           13,800    Alcoa, Inc.                                                                    467,820
           27,667    Chemtura Corporation                                                           302,400
           13,500    Compass Minerals International, Inc.                                           450,900
           22,700    Dow Chemical Company                                                         1,041,022
           19,200    Du Pont (E.I.) de Nemours & Company                                            949,056
           15,800    Lubrizol Corporation                                                           814,174
           14,500    MeadWestvaco Corporation                                                       447,180
           18,270    Myers Industries, Inc.                                                         341,284
           35,100    Sappi, Ltd. (ADR)                                                              547,911
           15,400    Sonoco Products Company                                                        578,732
           10,811    Tronox, Inc. - "Class B"                                                       151,138
-----------------------------------------------------------------------------------------------------------
                                                                                                  7,236,171
-----------------------------------------------------------------------------------------------------------
                     Telecommunication Services--4.3%
            2,745    ALLTEL Corporation                                                             170,190
           33,010    AT&T, Inc.                                                                   1,301,584
            2,900    CT Communications, Inc.                                                         69,890
           12,732    D&E Communications, Inc.                                                       169,590
            1,030    Embarq Corporation                                                              58,040
            8,400    Nippon Telegraph and Telephone Corporation (ADR)                               221,844
           33,400    Sprint Nextel Corporation                                                      633,264
            6,600    Telephone & Data Systems, Inc.                                                 393,492
            6,600    Telephone & Data Systems, Inc. - Special Shares                                368,940
           18,118    Verizon Communications, Inc.                                                   687,035
            2,838    Windstream Corporation                                                          41,690
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,115,559
-----------------------------------------------------------------------------------------------------------
                     Utilities--4.8%
            8,050    American States Water Company                                                  296,803
            9,600    FPL Group, Inc.                                                                587,232
            9,300    KeySpan Corporation                                                            382,695
           19,300    MDU Resources Group, Inc.                                                      554,682
           20,100    NiSource, Inc.                                                                 491,244
           12,300    Northwest Natural Gas Company                                                  561,741
           10,100    ONEOK, Inc.                                                                    454,500
           12,800    Southwest Gas Corporation                                                      497,536
           12,100    United Utilities PLC (ADR)                                                     359,370
           13,700    Vectren Corporation                                                            391,820
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,577,623
-----------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $64,949,472)                                                  91,242,498
-----------------------------------------------------------------------------------------------------------
                     CONVERTIBLE PREFERRED STOCKS--.4%
                     Financials
           15,100    Lehman Brothers Holdings, Inc., 6.25%,
                       2007 - Series "GIS" (cost $383,537)                                          419,025
-----------------------------------------------------------------------------------------------------------
                     PREFERRED STOCKS--.2%
                     Utilities
            7,400    Entergy Louisiana, Inc., 7.6%, 2032 (cost $185,208)                            186,110
-----------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--3.3%
           $3,200M   Toyota Motor Credit Corp., 5.23%, 4/12/07 (cost $3,194,408)                  3,194,408
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $68,712,625)                      99.2%                         95,042,041
Other Assets, Less Liabilities                                       .8                             740,373
-----------------------------------------------------------------------------------------------------------
Net Assets                                                        100.0%                        $95,782,414
===========================================================================================================


* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts
    REIT  Real Estate Investment Trust

  At March 31, 2007, the cost of investments for federal income tax purposes was $68,719,848. Accumulated net unrealized appreciation on investments was $26,322,193, consisting of $27,110,298 gross unrealized appreciation and $788,105 gross unrealized depreciation.


Portfolio of Investments (unaudited)
SPECIAL BOND FUND
March 31, 2007

-----------------------------------------------------------------------------------------------------------
         Principal
           Amount,
         Shares or
          Warrants   Security                                                                         Value
-----------------------------------------------------------------------------------------------------------
                     CORPORATE BONDS--88.0%
                     Aerospace/Defense--2.7%
             $175M   Alliant Techsystems, Inc., 6.75%, 2016                                        $175,875
              150M   DRS Technologies, Inc., 6.875%, 2013                                           152,250
               86M   DynCorp International, LLC, 9.5%, 2013                                          92,020
-----------------------------------------------------------------------------------------------------------
                                                                                                    420,145
-----------------------------------------------------------------------------------------------------------
                     Automotive--4.3%
              100M   Accuride Corp., 8.5%, 2015                                                     101,250
               75M   Asbury Automotive Group, Inc., 7.625%, 2017  +                                  75,562
              125M   Avis Budget Car Rental, LLC, 7.75%, 2016  +                                    127,812
              594M   Cambridge Industries Liquidating Trust, 2007  ++  **                               371
              250M   Cooper Standard Automotive, Inc., 8.375%, 2014                                 210,625
              175M   Dana Corp., 9%, 2011  ++                                                       133,875
               25M   United Auto Group, Inc., 7.75%, 2016  +                                         25,375
-----------------------------------------------------------------------------------------------------------
                                                                                                    674,870
-----------------------------------------------------------------------------------------------------------
                     Chemicals--8.0%
               17M   BCP Crystal US Holdings Corp., 9.625%, 2014                                     19,396
              150M   Equistar Chemicals LP, 10.625%, 2011                                           159,000
              100M   Huntsman International, LLC, 7.375%, 2015  +                                   102,000
               67M   Huntsman, LLC, 11.625%, 2010                                                    72,946
              300M   Innophos, Inc., 8.875%, 2014                                                   312,000
              200M   Millennium America, Inc., 9.25%, 2008                                          208,500
              100M   Nell AF S.a.r.l., 8.375%, 2015  +                                              104,750
              150M   Newmarket Corp., 7.125%, 2016  +                                               150,000
              125M   Tronox Worldwide, LLC, 9.5%, 2012                                              133,125
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,261,717
-----------------------------------------------------------------------------------------------------------
                     Consumer Non-Durables--2.3%
              100M   Broder Brothers Co., 11.25%, 2010                                              102,500
                     Levi Strauss & Co.:
              150M      10.11%, 2012  ***                                                           153,000
              100M      9.75%, 2015                                                                 110,250
-----------------------------------------------------------------------------------------------------------
                                                                                                    365,750
-----------------------------------------------------------------------------------------------------------
                     Energy--19.3%
              125M   Basic Energy Services, Inc., 7.125%, 2016                                      122,500
              250M   Belden & Blake Corp., 8.75%, 2012                                              256,875
              300M   Bluewater Finance, Ltd., 10.25%, 2012                                          314,250
                     Chesapeake Energy Corp.:
              500M      6.375%, 2015                                                                500,000
              150M      6.625%, 2016                                                                151,875
              150M   Compagnie Generale de Geophysique, 7.5%, 2015                                  155,250
              125M   Complete Production Services, Inc., 8%, 2016  +                                128,750
              250M   El Paso Production Holding Co., 7.75%, 2013                                    262,500
              644M   Giant Industries, Inc., 11%, 2012                                              685,860
              100M   Pacific Energy Partners LP, 7.125%, 2014                                       104,545
              100M   POGO Producing Co., 6.875%, 2017                                                98,000
              100M   Stewart & Stevenson, LLC, 10%, 2014  +                                         105,250
               60M   Stone Energy Corp., 8.11%, 2010  +  ***                                         60,300
              110M   Tesoro Corp., 6.25%, 2012                                                      112,063
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,058,018
-----------------------------------------------------------------------------------------------------------
                     Financial--.9%
              150M   General Motors Acceptance Corp., 6.75%, 2014                                   147,681
-----------------------------------------------------------------------------------------------------------
                     Financial Services--1.2%
              186M   Targeted Return Index Securities Trust, 7.548%, 2016  +                        189,437
-----------------------------------------------------------------------------------------------------------
                     Food/Beverage/Tobacco--.1%
                9M   Land O'Lakes, Inc., 8.75%, 2011                                                  9,416
-----------------------------------------------------------------------------------------------------------
                     Forest Products/Containers--3.7%
              100M   Jefferson Smurfit Corp., 8.25%, 2012                                           100,500
              250M   Packaging Dynamics Finance Corp., 10%, 2016  +                                 258,750
              130M   Tekni-Plex, Inc., 8.75%, 2013  +                                               130,650
              100M   Verso Paper Holdings, LLC, 9.11%, 2014  +  ***                                 103,000
-----------------------------------------------------------------------------------------------------------
                                                                                                    592,900
-----------------------------------------------------------------------------------------------------------
                     Gaming/Leisure--6.2%
              250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                 263,125
               50M   Herbst Gaming, Inc., 8.125%, 2012                                               50,750
              180M   Mandalay Resort Group, 6.375%, 2011                                            181,800
              240M   MGM Mirage, Inc., 6.625%, 2015                                                 231,600
              255M   Speedway Motorsports, Inc., 6.75%, 2013                                        254,363
-----------------------------------------------------------------------------------------------------------
                                                                                                    981,638
-----------------------------------------------------------------------------------------------------------
                     Health Care--7.6%
               90M   Alliance Imaging, Inc., 7.25%, 2012                                             88,650
              400M   DaVita, Inc., 7.25%, 2015                                                      406,500
              120M   Fisher Scientific International, Inc., 6.125%, 2015                            120,446
                     HCA, Inc.:
              100M      6.95%, 2012                                                                  96,750
               70M      6.75%, 2013                                                                  64,750
               60M   MedQuest, Inc., 11.875%, 2012                                                   54,900
              200M   Tenet Healthcare Corp., 6.375%, 2011                                           188,000
              180M   Triad Hospitals, Inc., 7%, 2013                                                188,775
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,208,771
-----------------------------------------------------------------------------------------------------------
                     Housing--2.1%
              140M   Beazer Homes USA, Inc., 6.875%, 2015                                           125,650
              200M   Builders FirstSource, Inc., 9.61%, 2012  ***                                   204,000
-----------------------------------------------------------------------------------------------------------
                                                                                                    329,650
-----------------------------------------------------------------------------------------------------------
                     Information Technology--1.4%
              150M   Exodus Communications, Inc., 10.75%, 2009  ++  **                                   94
                     Freescale Semiconductor, Inc.:
              150M      9.125%, 2014  +                                                             149,625
               25M      10.125%, 2016  +                                                             25,187
               50M   Sanmina - SCI Corp., 8.125%, 2016                                               47,250
-----------------------------------------------------------------------------------------------------------
                                                                                                    222,156
-----------------------------------------------------------------------------------------------------------
                     Manufacturing--.4%
               60M   Case New Holland, Inc., 7.125%, 2014                                            62,700
-----------------------------------------------------------------------------------------------------------
                     Media-Broadcasting--2.4%
              150M   Sinclair Broadcasting Group, Inc., 8%, 2012                                    156,000
                     Young Broadcasting, Inc.:
              136M      10%, 2011                                                                   134,640
              100M      8.75%, 2014                                                                  93,750
-----------------------------------------------------------------------------------------------------------
                                                                                                    384,390
-----------------------------------------------------------------------------------------------------------
                     Media-Cable TV--9.0%
              355M   Adelphia Communications STUBS Escrow Bond, 10.25%, 2011                        124,250
              135M   Atlantic Broadband Finance, LLC, 9.375%, 2014                                  138,712
              200M   Cablevision Systems Corp., 8%, 2012                                            204,000
              500M   Charter Communications Holdings, LLC, 10%, 2009                                508,125
              125M   CSC Holdings, Inc., 8.125%, 2009                                               130,000
              310M   Echostar DBS Corp., 6.375%, 2011                                               312,712
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,417,799
-----------------------------------------------------------------------------------------------------------
                     Media-Diversified--6.2%
              300M   Cenveo, Inc., 7.875%, 2013                                                     295,500
              150M   Idearc, Inc., 8%, 2016  +                                                      155,063
                     MediaNews Group, Inc.:
               75M      6.875%, 2013                                                                 68,625
               50M      6.375%, 2014                                                                 44,125
                     Six Flags, Inc.:
              150M      8.875%, 2010                                                                151,875
               50M      9.625%, 2014                                                                 47,250
              200M   Universal City Development Partners, Ltd., 11.75%, 2010                        212,750
-----------------------------------------------------------------------------------------------------------
                                                                                                    975,188
-----------------------------------------------------------------------------------------------------------
                     Metals/Mining--1.1%
               50M   Metals USA, Inc., 11.125%, 2015                                                 55,750
              130M   Russell Metals, Inc., 6.375%, 2014                                             125,125
-----------------------------------------------------------------------------------------------------------
                                                                                                    180,875
-----------------------------------------------------------------------------------------------------------
                     Retail-General  Merchandise--2.1%
              100M   GSC Holdings Corp., 8%, 2012                                                   106,500
              200M   Neiman Marcus Group, Inc., 10.375%, 2015                                       224,000
-----------------------------------------------------------------------------------------------------------
                                                                                                    330,500
-----------------------------------------------------------------------------------------------------------
                     Services--4.5%
                     Allied Waste NA, Inc.:
              300M      7.375%, 2014                                                                306,000
              150M      6.875%, 2017                                                                151,125
              100M   Hydrochem Industrial Services, Inc., 9.25%, 2013  +                            103,000
              150M   United Rentals, Inc., 7%, 2014                                                 150,375
-----------------------------------------------------------------------------------------------------------
                                                                                                    710,500
-----------------------------------------------------------------------------------------------------------
                     Telecommunications--.0%
              600M   ICG Services, Inc., 10%, 2008  ++  **                                              375
-----------------------------------------------------------------------------------------------------------
                     Wireless Communications--2.5%
              200M   Nextel Communications, Inc., 5.95%, 2014                                       197,038
              200M   Rogers Wireless, Inc., 6.375%, 2014                                            206,000
-----------------------------------------------------------------------------------------------------------
                                                                                                    403,038
-----------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $14,438,800)                                                13,927,514
-----------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--5.2%
                     Food/Drug--.7%
            2,750    Ingles Markets, Inc.                                                           112,310
-----------------------------------------------------------------------------------------------------------
                     Media-Broadcasting--.9%
            4,000    Clear Channel Communications, Inc.                                             140,160
-----------------------------------------------------------------------------------------------------------
                     Media-Cable TV--1.4%
          354,452    Adelphia Recovery Trust                                                         24,812
            5,369    Time Warner Cable, Inc. - Class "A"                                            201,176
-----------------------------------------------------------------------------------------------------------
                                                                                                    225,988
-----------------------------------------------------------------------------------------------------------
                     Media-Diversified--2.2%
            1,500    MediaNews Group, Inc. - Class "A"  **                                          337,500
-----------------------------------------------------------------------------------------------------------
                     Telecommunications--.0%
              230    Viatel Holding (Bermuda), Ltd.  **                                                   1
            1,571    World Access, Inc.                                                                   1
-----------------------------------------------------------------------------------------------------------
                                                                                                          2
-----------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $457,494)                                                        815,960
-----------------------------------------------------------------------------------------------------------
                     PREFERRED STOCKS--1.8%
                     Manufacturing
              324    Day International Group, Inc., 12.25%, 2010, PIK (cost $301,441)               278,113
-----------------------------------------------------------------------------------------------------------
                     WARRANTS--.0%
                     Telecommunication Services
              250    GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587)  +  **                       -
-----------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--2.5%
             $400M   Toyota Motor Credit Corp., 5.23%, 4/17/07 (cost $399,012)                      399,012
-----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $15,619,334)                                    97.5%           15,420,599
Other Assets, Less Liabilities                                                    2.5               400,649
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                      100.0%          $15,821,248
===========================================================================================================


  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31, 2007, the Fund held six securities that were fair valued by its Valuation Committee with an aggregate value of $338,341 representing 2.1% of the Fund's net assets.

*** Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on March 31, 2007

  + Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At March 31, 2007, the Fund held eighteen 144A securities with an aggregate value of $1,994,511 representing 12.6% of the Fund's net assets.

++  In default as to principal and/or interest payment

    At March 31, 2007, the cost of investments for federal income tax purposes was $15,619,334. Accumulated net unrealized depreciation on investments was $198,735, consisting of $823,584 gross unrealized appreciation and $1,022,319 gross unrealized depreciation.

Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees (the "Board"). The pricing service considers security type rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a predetermined threshold to value foreign securities held in the Funds' portfolios. The pricing service, its methodology or the threshold may change from time to time. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events and issuer-specific developments.
If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  May 29, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  May 29, 2007